UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Series Intrinsic Opportunities Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

iShares Russell 3000 ETF	3.5
UnitedHealth Group, Inc.	2.1
Wells Fargo & Co.	1.8
Genpact Ltd.	1.3
Sprouts Farmers Market LLC	1.2
Univar Solutions, Inc.	1.2
PG&E Corp.	1.2
Discover Financial Services	1.1
Elevance Health, Inc.	1.1
Cigna Corp.	1.0
15.5

Market Sectors (% of Fund's net assets)

Industrials	15.2
Consumer Discretionary	13.7
Information Technology	12.1
Health Care	12.1
Financials	11.4
Materials	6.2
Energy	5.0
Investment Companies	3.5
Consumer Staples	3.3
Communication Services	1.5
Utilities	1.2
Real Estate	0.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 21.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 82.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Entertainment - 0.6%
International Games Systems Co. Ltd.	224,000	3,702,633
Warner Bros Discovery, Inc. (a)	1,116,816	16,551,213
		20,253,846
Interactive Media & Services - 0.4%
Cars.com, Inc. (a)	844,600	14,442,660
Media - 0.5%
Nexstar Broadcasting Group, Inc. Class A	40,600	8,313,662
Pico Far East Holdings Ltd.	10,600,000	2,084,426
Reach PLC	2,397,800	2,691,554
Thryv Holdings, Inc. (a)	213,859	4,784,026
		17,873,668
TOTAL COMMUNICATION SERVICES		52,570,174
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 2.4%
Adient PLC (a)	711,300	32,022,726
Brembo SpA (a)	25,000	336,201
Cie Automotive SA	274,100	8,117,188
DaikyoNishikawa Corp.	303,553	1,427,966
IJTT Co. Ltd.	1,133,896	4,649,786
Lear Corp.	115,415	16,825,199
Patrick Industries, Inc.	278,200	19,743,854
TBK Co. Ltd.	392,000	758,087
Yorozu Corp.	141,000	795,846
		84,676,853
Automobiles - 0.4%
Harley-Davidson, Inc.	264,600	12,179,538
Distributors - 0.0%
Harima-Kyowa Co. Ltd.	96,900	1,156,454
Diversified Consumer Services - 0.3%
H&R Block, Inc.	244,100	9,515,018
Heian Ceremony Service Co. Ltd.	371,400	2,136,130
Kukbo Design Co. Ltd.	30,732	411,358
		12,062,506
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc. (a)	229,200	9,044,232
Ruth's Hospitality Group, Inc. (b)	825,000	14,280,750
		23,324,982
Household Durables - 3.0%
Ace Bed Co. Ltd.	183,877	5,181,974
D.R. Horton, Inc.	222,151	21,924,082
Helen of Troy Ltd. (a)(b)	215,903	24,420,788
Tempur Sealy International, Inc.	841,200	34,278,900
TopBuild Corp. (a)	88,759	17,757,126
		103,562,870
Multiline Retail - 1.1%
B&M European Value Retail SA	1,642,900	9,067,936
Big Lots, Inc. (b)	1,100,000	17,996,000
Europris ASA (c)	616,426	3,961,662
Gwangju Shinsegae Co. Ltd.	221,907	5,802,119
Lifestyle China Group Ltd. (a)	9,556,000	1,294,901
		38,122,618
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc.	162,200	9,475,724
Arcland Sakamoto Co. Ltd.	525,000	5,915,149
AutoZone, Inc. (a)	5,700	13,901,445
Dick's Sporting Goods, Inc.	171,100	22,373,036
Foot Locker, Inc.	306,215	13,323,415
Formosa Optical Technology Co. Ltd.	388,383	755,332
JD Sports Fashion PLC	4,807,700	9,646,474
Jumbo SA	357,100	6,397,886
Lookers PLC	19,382	21,099
Maisons du Monde SA (c)	251,600	3,082,649
Mr. Bricolage SA (a)	272,398	2,351,332
Sally Beauty Holdings, Inc. (a)	725,200	11,298,616
The Hour Glass Ltd.	2,542,880	4,034,831
Tokatsu Holdings Co. Ltd.	111,294	295,019
Williams-Sonoma, Inc. (b)	134,600	18,162,924
		121,034,931
Textiles, Apparel & Luxury Goods - 2.3%
Best Pacific International Holdings Ltd.	17,105,380	2,442,387
Capri Holdings Ltd. (a)	297,244	19,763,754
Crocs, Inc. (a)	130,600	15,903,162
Kontoor Brands, Inc. (b)	492,100	23,502,696
PVH Corp.	201,400	18,105,860
Sitoy Group Holdings Ltd.	2,444,000	279,826
		79,997,685
TOTAL CONSUMER DISCRETIONARY		476,118,437
CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Jinro Distillers Co. Ltd.	302,997	5,032,476
Food & Staples Retailing - 2.7%
Acomo NV	207,900	4,439,003
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	239,200	10,923,146
BJ's Wholesale Club Holdings, Inc. (a)	157,292	11,398,951
Daiichi Co. Ltd.	127,500	750,716
MARR SpA	750,000	9,833,272
OM2 Network Co. Ltd.	157,900	1,300,606
Sprouts Farmers Market LLC (a)	1,306,900	41,755,455
Walgreens Boots Alliance, Inc.	360,306	13,280,879
		93,682,028
Food Products - 0.2%
Ajinomoto Malaysia Bhd	759,300	2,495,093
LDC SA	8,650	1,029,721
London Biscuits Bhd (a)(d)	5,000,000	23,443
S Foods, Inc.	68,100	1,556,545
		5,104,802
Household Products - 0.0%
Transaction Co. Ltd.	32,500	387,805
Personal Products - 0.3%
Sarantis SA	1,417,424	11,865,334
TOTAL CONSUMER STAPLES		116,072,445
ENERGY - 5.0%
Energy Equipment & Services - 0.2%
Liberty Oilfield Services, Inc. Class A	449,125	7,109,649
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	1,121,300	32,338,292
Civitas Resources, Inc.	219,286	14,593,483
Diamondback Energy, Inc.	97,200	14,202,864
Enterprise Products Partners LP	334,000	8,550,400
EQT Corp.	249,991	8,167,206
Ovintiv, Inc.	666,400	32,806,872
PDC Energy, Inc.	142,395	9,644,413
Range Resources Corp.	563,378	14,095,718
Southwestern Energy Co. (a)	3,974,540	21,939,461
TotalEnergies SE sponsored ADR	186,983	11,600,425
		167,939,134
TOTAL ENERGY		175,048,783
FINANCIALS - 11.4%
Banks - 6.0%
Associated Banc-Corp.	923,080	20,686,223
Bar Harbor Bankshares	183,272	5,694,261
Cadence Bank	344,100	8,802,078
Camden National Corp.	44,343	1,872,605
Community Trust Bancorp, Inc.	58,500	2,520,180
F & M Bank Corp.	128,594	2,912,654
First Bancorp, Puerto Rico	540,800	7,273,760
First Foundation, Inc.	94,300	1,464,479
FNB Corp., Pennsylvania	497,000	7,092,190
Nicolet Bankshares, Inc. (a)	79,800	5,816,622
Plumas Bancorp	131,134	5,375,183
Preferred Bank, Los Angeles	36,800	2,617,584
QCR Holdings, Inc.	237,500	12,483,000
Synovus Financial Corp.	404,700	16,977,165
United Community Bank, Inc.	366,400	11,922,656
Washington Trust Bancorp, Inc. (b)	168,900	7,223,853
Webster Financial Corp.	379,989	20,006,421
Wells Fargo & Co.	1,337,188	62,674,002
West Bancorp., Inc. (b)	252,500	5,529,750
		208,944,666
Capital Markets - 1.1%
Lazard Ltd. Class A	300,000	12,024,000
LPL Financial	61,800	14,654,016
Raymond James Financial, Inc.	87,598	9,878,426
Van Lanschot Kempen NV (Bearer)	94,300	2,706,482
		39,262,924
Consumer Finance - 1.9%
Aeon Credit Service (Asia) Co. Ltd.	7,524,000	4,942,559
Cash Converters International Ltd.	2,664,165	442,868
Discover Financial Services	335,832	39,201,669
OneMain Holdings, Inc.	221,100	9,538,254
Synchrony Financial	303,206	11,136,756
		65,262,106
Diversified Financial Services - 0.1%
Zenkoku Hosho Co. Ltd.	42,500	1,655,280
Insurance - 1.9%
ASR Nederland NV	92,000	4,338,772
NN Group NV	123,501	5,346,397
Primerica, Inc.	30,700	4,965,725
Reinsurance Group of America, Inc.	187,075	28,392,373
Selective Insurance Group, Inc.	150,338	14,282,110
Talanx AG	193,600	9,547,021
		66,872,398
Thrifts & Mortgage Finance - 0.4%
Greene County Bancorp, Inc.	121,573	5,950,998
Southern Missouri Bancorp, Inc.	131,700	6,376,914
		12,327,912
TOTAL FINANCIALS		394,325,286
HEALTH CARE - 12.1%
Biotechnology - 2.9%
Amgen, Inc.	128,475	32,427,090
Gilead Sciences, Inc.	228,300	19,163,502
Regeneron Pharmaceuticals, Inc. (a)	43,928	33,318,070
United Therapeutics Corp. (a)	59,104	15,554,400
		100,463,062
Health Care Equipment & Supplies - 0.5%
Envista Holdings Corp. (a)	380,200	14,823,998
InBody Co. Ltd.	27,900	502,511
Value Added Technology Co. Ltd.	55,500	1,606,871
		16,933,380
Health Care Providers & Services - 8.0%
Centene Corp. (a)	335,000	25,540,400
Cigna Corp.	115,096	36,447,450
Elevance Health, Inc.	75,391	37,694,746
Humana, Inc.	54,310	27,790,427
Laboratory Corp. of America Holdings	87,500	22,060,500
Quest Diagnostics, Inc.	82,600	12,264,448
Sinopharm Group Co. Ltd. (H Shares)	4,055,837	9,940,825
UnitedHealth Group, Inc.	146,816	73,289,079
Universal Health Services, Inc. Class B	227,858	33,770,834
		278,798,709
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	31,800	7,336,578
Pharmaceuticals - 0.5%
Genomma Lab Internacional SA de CV	2,000,000	1,877,805
Jazz Pharmaceuticals PLC (a)	94,255	14,765,988
		16,643,793
TOTAL HEALTH CARE		420,175,522
INDUSTRIALS - 15.2%
Aerospace & Defense - 0.9%
Cadre Holdings, Inc. (b)	762,700	17,458,203
Huntington Ingalls Industries, Inc.	66,866	14,746,628
		32,204,831
Air Freight & Logistics - 0.1%
Compania de Distribucion Integral Logista Holdings SA	124,500	3,367,512
Onelogix Group Ltd. (a)	4,600,100	864,502
		4,232,014
Airlines - 0.3%
Jet2 PLC	592,100	8,869,141
Building Products - 1.9%
Builders FirstSource, Inc. (a)	367,600	29,297,720
Euro Ceramics Ltd. (a)(d)	5,000	64
Hayward Holdings, Inc. (a)(b)	1,286,900	17,360,281
KVK Corp.	53,709	624,931
Masonite International Corp. (a)	191,800	17,495,996
Nihon Dengi Co. Ltd.	37,600	924,167
		65,703,159
Commercial Services & Supplies - 0.5%
Civeo Corp. (a)(b)	192,958	6,608,812
VSE Corp.	225,600	12,385,440
		18,994,252
Construction & Engineering - 0.8%
Boustead Projs. Pte Ltd.	1,132,475	685,734
Boustead Singapore Ltd.	6,202,600	3,826,780
Bowman Consulting Group Ltd. (a)	79,500	2,026,455
Comfort Systems U.S.A., Inc.	62,283	7,538,734
EMCOR Group, Inc.	77,400	11,474,550
Kawasaki Setsubi Kogyo Co. Ltd.	103,983	413,468
Watanabe Sato Co. Ltd.	47,900	826,950
		26,792,671
Electrical Equipment - 1.4%
Acuity Brands, Inc.	100,935	19,028,266
AQ Group AB	444,717	14,480,009
Atkore, Inc. (a)	47,000	6,121,750
GrafTech International Ltd.	1,489,800	9,743,292
Terasaki Electric Co. Ltd.	45,700	347,772
		49,721,089
Machinery - 2.7%
Crane Holdings Co.	264,400	30,646,604
Daiwa Industries Ltd.	598,600	5,573,558
Estic Corp.	45,790	341,365
Fujimak Corp.	411,900	2,130,779
Hy-Lok Corp.	17,000	303,300
Ihara Science Corp.	16,900	299,721
ITT, Inc.	230,100	21,074,859
JOST Werke AG (c)	117,506	6,796,122
Nansin Co. Ltd.	41,500	151,969
Oshkosh Corp.	211,737	21,338,855
Sakura Rubber Co. Ltd.	16,600	397,064
Sansei Co. Ltd.	36,600	89,352
TK Group Holdings Ltd.	22,905,000	4,722,517
Tocalo Co. Ltd.	154,600	1,480,983
		95,347,048
Professional Services - 2.1%
Alight, Inc. Class A (a)(b)	868,800	8,158,032
Altech Corp.	35,953	618,004
ASGN, Inc. (a)	77,700	7,066,815
Barrett Business Services, Inc.	43,325	4,305,639
CACI International, Inc. Class A (a)	82,800	25,509,852
KBR, Inc.	471,048	24,131,789
Quick Co. Ltd.	93,627	1,469,816
SHL-JAPAN Ltd.	92,482	1,910,767
Will Group, Inc.	102,800	971,015
		74,141,729
Road & Rail - 0.7%
Autohellas SA	1,221,229	13,674,889
Hamakyorex Co. Ltd.	95,200	2,384,071
NANSO Transport Co. Ltd.	10,296	99,600
Stef SA	65,760	6,920,327
		23,078,887
Trading Companies & Distributors - 3.7%
AerCap Holdings NV (a)	70,400	4,449,984
Alligo AB (B Shares)	357,987	3,050,092
Beacon Roofing Supply, Inc. (a)	260,000	14,788,800
Ferguson PLC	105,000	14,945,700
Green Cross Co. Ltd.	57,500	454,757
HERIGE	12,045	438,673
Itochu Corp.	224,100	7,243,324
Mitani Shoji Co. Ltd.	2,498,600	26,045,305
Momentum Group Komponenter & Tjanster AB (a)	450,000	3,270,349
Rush Enterprises, Inc. Class A	204,700	11,014,907
Totech Corp.	21,881	614,689
Univar Solutions, Inc. (a)	1,189,100	41,000,168
		127,316,748
Transportation Infrastructure - 0.1%
Qingdao Port International Co. Ltd. (H Shares) (c)	4,910,130	2,439,745
TOTAL INDUSTRIALS		528,841,314
INFORMATION TECHNOLOGY - 12.1%
Electronic Equipment & Components - 4.5%
Advanced Energy Industries, Inc.	202,900	18,816,946
CDW Corp.	141,200	27,679,436
Daido Signal Co. Ltd.	404,000	1,306,823
Flex Ltd. (a)	575,200	13,430,920
Insight Enterprises, Inc. (a)	161,300	18,181,736
Jabil, Inc.	178,900	14,066,907
Kingboard Chemical Holdings Ltd.	1,955,000	7,985,859
Lacroix SA	165,082	5,473,801
Methode Electronics, Inc. Class A (b)	358,700	17,124,338
Redington (India) Ltd.	739,442	1,683,278
Riken Keiki Co. Ltd.	25,400	906,063
TD SYNNEX Corp.	212,150	21,671,123
Vontier Corp.	259,300	5,971,679
VSTECS Holdings Ltd.	5,327,600	3,333,385
		157,632,294
IT Services - 4.2%
Amdocs Ltd.	146,900	13,504,517
Cognizant Technology Solutions Corp. Class A	432,333	28,858,228
Concentrix Corp.	246,406	34,942,835
E-Credible Co. Ltd.	62,400	833,494
Enea AB (a)	30,100	254,729
FleetCor Technologies, Inc. (a)	3,125	652,531
Genpact Ltd.	981,200	46,391,136
Societe Pour L'Informatique Industrielle SA	54,600	2,846,235
Sopra Steria Group	36,600	6,063,949
TDC Soft, Inc.	146,707	1,818,612
Verra Mobility Corp. (a)	756,900	11,678,967
		147,845,233
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc.	240,000	14,472,000
MKS Instruments, Inc.	206,500	21,129,080
Renesas Electronics Corp. (a)	1,243,700	12,792,824
		48,393,904
Software - 0.1%
Cresco Ltd.	110,400	1,556,043
System Research Co. Ltd.	93,800	1,590,518
		3,146,561
Technology Hardware, Storage & Peripherals - 1.9%
Dell Technologies, Inc.	669,900	27,211,338
MCJ Co. Ltd.	366,800	2,853,046
Seagate Technology Holdings PLC	508,500	34,466,130
		64,530,514
TOTAL INFORMATION TECHNOLOGY		421,548,506
MATERIALS - 6.2%
Chemicals - 4.3%
Axalta Coating Systems Ltd. (a)	480,000	14,448,000
C. Uyemura & Co. Ltd.	86,800	4,432,344
Daishin-Chemical Co. Ltd.	79,195	727,155
EcoGreen International Group Ltd. (a)(d)	1,000,000	193,849
Element Solutions, Inc.	623,588	12,771,082
Huntsman Corp.	622,500	19,727,025
LyondellBasell Industries NV Class A	330,400	31,946,376
Soulbrain Co. Ltd.	29,800	5,683,206
The Mosaic Co.	486,741	24,113,149
Tronox Holdings PLC	1,220,900	20,938,435
Valvoline, Inc.	429,991	15,763,470
		150,744,091
Construction Materials - 1.1%
Eagle Materials, Inc.	167,300	24,439,184
RHI Magnesita NV	139,500	4,626,331
Wienerberger AG	260,200	7,779,102
		36,844,617
Containers & Packaging - 0.6%
Mayr-Melnhof Karton AG	42,800	7,156,317
Packaging Corp. of America	80,800	11,530,160
		18,686,477
Metals & Mining - 0.2%
Commercial Metals Co.	145,600	7,901,712
TOTAL MATERIALS		214,176,897
REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc. (a)	131,000	24,217,970
UTILITIES - 1.2%
Electric Utilities - 1.2%
PG&E Corp. (a)	2,545,400	40,471,860
Gas Utilities - 0.0%
YESCO Co. Ltd.	65,677	1,666,642
TOTAL UTILITIES		42,138,502
TOTAL COMMON STOCKS (Cost $2,206,065,496)		2,865,233,836

Money Market Funds - 17.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	526,056,696	526,161,907
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	77,141,612	77,149,326
TOTAL MONEY MARKET FUNDS (Cost $603,311,233)		603,311,233

Equity Funds - 3.5%
	Shares	Value ($)
Domestic Equity Funds - 3.5%
iShares Russell 3000 ETF (b) (Cost $116,773,404)	515,200	121,412,032

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $2,926,150,133)	3,589,957,101
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(112,505,768)
NET ASSETS - 100.0%	3,477,451,333

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,398	Mar 2023	285,891,000	9,821,577	9,821,577

The notional amount of futures purchased as a percentage of Net Assets is 8.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,280,178 or 0.5% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	883,316,699	3,022,564,444	3,379,719,236	9,239,404	-	-	526,161,907	1.1%
Fidelity Securities Lending Cash Central Fund 4.38%	102,127,498	645,409,710	670,387,882	147,646	-	-	77,149,326	0.3%
Total	985,444,197	3,667,974,154	4,050,107,118	9,387,050	-	-	603,311,233

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Chori Co. Ltd.	19,661,103	-	19,018,649	117,212	3,170,657	(3,813,111)	-
Fujimak Corp.	4,239,241	-	1,951,078	66,278	(951,459)	794,075	-
G-Tekt Corp.	25,874,675	-	26,066,784	308,704	(6,016,109)	6,208,218	-
Gendai Agency, Inc.	2,249,460	-	2,299,493	32,318	(2,939,971)	2,990,004	-
Gwangju Shinsegae Co. Ltd.	10,317,294	-	4,710,678	331,301	(4,552,883)	4,748,386	-
Jinro Distillers Co. Ltd.	7,066,028	-	1,467,666	245,039	(1,564,916)	999,030	-
MegaStudyEdu Co. Ltd.	46,771,477	-	38,935,330	-	21,708,199	(29,544,346)	-
Sansei Co. Ltd.	2,312,145	-	1,847,374	-	444,242	(819,661)	-
TBK Co. Ltd.	4,315,159	-	2,546,172	-	(4,902,851)	3,891,951	-
Zappallas, Inc.	1,764,867	-	1,678,926	-	(4,643,990)	4,558,049	-
Total	124,571,449	-	100,522,150	1,100,852	(249,081)	(9,987,405)	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	52,570,174	46,783,115	5,787,059	-
Consumer Discretionary	476,118,437	438,781,272	37,337,165	-
Consumer Staples	116,072,445	104,525,761	11,523,241	23,443
Energy	175,048,783	175,048,783	-	-
Financials	394,325,286	387,284,579	7,040,707	-
Health Care	420,175,522	408,125,315	12,050,207	-
Industrials	528,841,314	461,449,747	67,391,503	64
Information Technology	421,548,506	384,888,561	36,659,945	-
Materials	214,176,897	203,140,343	10,842,705	193,849
Real Estate	24,217,970	24,217,970	-	-
Utilities	42,138,502	40,471,860	1,666,642	-

Money Market Funds	603,311,233	603,311,233	-	-

Equity Funds	121,412,032	121,412,032	-	-
Total Investments in Securities:	3,589,957,101	3,399,440,571	190,299,174	217,356
Derivative Instruments:

Assets
Futures Contracts	9,821,577	9,821,577	-	-
Total Assets	9,821,577	9,821,577	-	-
Total Derivative Instruments:	9,821,577	9,821,577	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,821,577	0
Total Equity Risk	9,821,577	0
Total Value of Derivatives	9,821,577	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
			January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,836,024) - See accompanying schedule:	$
Unaffiliated issuers (cost $2,322,838,900)		2,986,645,868
Fidelity Central Funds (cost $603,311,233)		603,311,233

Total Investment in Securities (cost $2,926,150,133)			$3,589,957,101
Segregated cash with brokers for derivative instruments			18,274,400
Cash			264,424
Foreign currency held at value (cost $119,909)			117,954
Receivable for investments sold			44,929,107
Receivable for fund shares sold			6,011
Dividends receivable			2,486,937
Reclaims receivable			5,349,545
Interest receivable			45
Distributions receivable from Fidelity Central Funds			1,901,641
Receivable for daily variation margin on futures contracts			4,638,441
Receivable from investment adviser for expense reductions			44,289
Other receivables			746,041
Total assets			3,668,715,936
Liabilities
Payable for investments purchased		$22,745,894
Payable for fund shares redeemed		90,878,498
Other payables and accrued expenses		518,461
Collateral on securities loaned		77,121,750
Total Liabilities			191,264,603
Net Assets			$3,477,451,333
Net Assets consist of:
Paid in capital			$1,949,766,403
Total accumulated earnings (loss)			1,527,684,930
Net Assets			$3,477,451,333
Net Asset Value , offering price and redemption price per share ($3,477,451,333 ÷ 281,522,557 shares)			$12.35

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends (including $1,100,852 earned from affiliated issuers)		$43,049,557
Interest		204,874
Income from Fidelity Central Funds (including $147,646 from security lending)		9,387,050
Total Income		52,641,481
Expenses
Custodian fees and expenses	268,884
Independent trustees' fees and expenses	9,856
Total expenses before reductions	278,740
Expense reductions	(194,996)
Total expenses after reductions		83,744
Net Investment income (loss)		52,557,737
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,963,088)	1,802,158,099
Affiliated issuers	(249,081)
Foreign currency transactions	(543,222)
Futures contracts	(6,979,207)
Total net realized gain (loss)		1,794,386,589
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,269,414)	(1,593,106,234)
Affiliated issuers	(9,987,405)
Assets and liabilities in foreign currencies	383,551
Futures contracts	(11,144,896)
Total change in net unrealized appreciation (depreciation)		(1,613,854,984)
Net gain (loss)		180,531,605
Net increase (decrease) in net assets resulting from operations		$233,089,342
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,557,737	$246,249,930
Net realized gain (loss)	1,794,386,589	2,050,263,960
Change in net unrealized appreciation (depreciation)	(1,613,854,984)	(2,227,550,825)
Net increase (decrease) in net assets resulting from operations	233,089,342	68,963,065
Distributions to shareholders	(2,290,889,691)	(2,341,123,420)
Share transactions
Proceeds from sales of shares	216,166,929	1,008,422,550
Reinvestment of distributions	2,290,889,691	2,341,123,420
Cost of shares redeemed	(4,593,654,758)	(7,346,888,130)
Net increase (decrease) in net assets resulting from share transactions	(2,086,598,138)	(3,997,342,160)
Total increase (decrease) in net assets	(4,144,398,487)	(6,269,502,515)

Net Assets
Beginning of period	7,621,849,820	13,891,352,335
End of period	$3,477,451,333	$7,621,849,820

Other Information
Shares
Sold	15,717,566	50,423,635
Issued in reinvestment of distributions	172,732,746	119,292,853
Redeemed	(311,914,504)	(384,509,527)
Net increase (decrease)	(123,464,192)	(214,793,039)

Financial Highlights
Fidelity® Series Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.82	$22.41	$15.29	$16.42	$18.79	$17.30
Income from Investment Operations
Net investment income (loss) A,B	.16	.40	.40	.38	.44	.40
Net realized and unrealized gain (loss)	.87	(.31)	7.49	(.65)	(1.37)	1.91
Total from investment operations	1.03	.09	7.89	(.27)	(.93)	2.31
Distributions from net investment income	(.35)	(.51)	(.44)	(.45)	(.42)	(.28)
Distributions from net realized gain	(7.15)	(3.17)	(.33)	(.40)	(1.02)	(.54)
Total distributions	(7.50)	(3.68)	(.77)	(.86) C	(1.44)	(.82)
Net asset value, end of period	$12.35	$18.82	$22.41	$15.29	$16.42	$18.79
Total Return D,E	8.51%	.18%	53.18%	(1.89)%	(5.13)%	13.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% H,I	-% I	-% I	.01%	.01%	.01%
Expenses net of all reductions	-% H,I	-% I	-% I	.01%	.01%	-% I
Net investment income (loss)	2.11% H	1.99%	2.08%	2.46%	2.61%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$3,477,451	$7,621,850	$13,891,352	$11,787,708	$13,589,092	$14,520,045
Portfolio turnover rate J	38% H	18%	10%	19%	27%	13%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$788,762,560
Gross unrealized depreciation	(120,193,064)
Net unrealized appreciation (depreciation)	$668,569,496
Tax cost	$2,931,209,182

The Fund elected to defer to its next fiscal year approximately $62,346,686 of capital losses recognized during the prior November 1, 2021 to July 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Intrinsic Opportunities Fund	828,116,514	4,872,405,255
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Intrinsic Opportunities Fund	$53,320

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Intrinsic Opportunities Fund	35,285,512	374,574,909	71,776,655

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Intrinsic Opportunities Fund	$14,011	$38	$-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $194,094.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $902.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Series Intrinsic Opportunities Fund	-%- D
Actual		$ 1,000	$ 1,085.10	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.951015.110
O2T-SANN-0423
Fidelity® Value Discovery K6 Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	5.0
Berkshire Hathaway, Inc. Class B	4.6
Comcast Corp. Class A	2.8
JPMorgan Chase & Co.	2.8
Cigna Corp.	2.7
Bristol-Myers Squibb Co.	2.5
Centene Corp.	2.3
UnitedHealth Group, Inc.	2.2
Bank of America Corp.	2.1
The Travelers Companies, Inc.	2.0
29.0

Market Sectors (% of Fund's net assets)

Financials	22.1
Health Care	19.4
Energy	9.3
Industrials	9.1
Utilities	9.1
Information Technology	7.6
Consumer Staples	7.3
Communication Services	6.2
Consumer Discretionary	4.2
Materials	3.4
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 16%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Entertainment - 1.5%
Activision Blizzard, Inc.	37,089	2,839,905
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (a)	37,477	3,704,227
Media - 2.8%
Comcast Corp. Class A	140,886	5,543,864
TOTAL COMMUNICATION SERVICES		12,087,996
CONSUMER DISCRETIONARY - 4.2%
Diversified Consumer Services - 1.4%
H&R Block, Inc.	72,172	2,813,265
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	18,882	934,659
Multiline Retail - 1.3%
Dollar General Corp.	11,144	2,603,238
Specialty Retail - 1.0%
Ross Stores, Inc.	16,108	1,903,805
TOTAL CONSUMER DISCRETIONARY		8,254,967
CONSUMER STAPLES - 7.3%
Beverages - 0.7%
Coca-Cola European Partners PLC	23,660	1,330,165
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	41,556	1,584,530
Food Products - 2.5%
Mondelez International, Inc.	53,375	3,492,860
Tyson Foods, Inc. Class A	21,638	1,422,699
		4,915,559
Household Products - 3.0%
Procter & Gamble Co.	18,090	2,575,654
Reckitt Benckiser Group PLC	17,549	1,250,558
Spectrum Brands Holdings, Inc.	15,723	1,067,277
The Clorox Co.	6,536	945,694
		5,839,183
Personal Products - 0.3%
Unilever PLC sponsored ADR	12,971	662,818
TOTAL CONSUMER STAPLES		14,332,255
ENERGY - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Antero Resources Corp. (a)	18,300	527,772
ConocoPhillips Co.	23,667	2,884,297
Equinor ASA sponsored ADR	43,241	1,315,824
Exxon Mobil Corp.	84,249	9,773,724
Occidental Petroleum Corp.	24,936	1,615,603
Ovintiv, Inc.	20,847	1,026,298
Parex Resources, Inc.	57,859	984,936
		18,128,454
FINANCIALS - 22.1%
Banks - 8.9%
Bank of America Corp.	115,418	4,095,031
Cullen/Frost Bankers, Inc.	4,375	569,975
JPMorgan Chase & Co.	38,384	5,372,225
M&T Bank Corp.	14,066	2,194,296
PNC Financial Services Group, Inc.	14,241	2,355,889
Wells Fargo & Co.	59,413	2,784,687
		17,372,103
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	9,038	1,561,224
BlackRock, Inc. Class A	4,190	3,181,090
Invesco Ltd.	16,975	314,207
Northern Trust Corp.	12,620	1,223,761
		6,280,282
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class B (a)	28,980	9,027,850
Insurance - 5.1%
Chubb Ltd.	13,870	3,155,286
The Travelers Companies, Inc.	20,533	3,924,267
Willis Towers Watson PLC	11,124	2,827,610
		9,907,163
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	20,412	236,779
Annaly Capital Management, Inc.	9,945	233,409
MFA Financial, Inc.	16,200	192,618
		662,806
TOTAL FINANCIALS		43,250,204
HEALTH CARE - 19.4%
Biotechnology - 2.6%
Regeneron Pharmaceuticals, Inc. (a)	3,742	2,838,195
Vertex Pharmaceuticals, Inc. (a)	7,047	2,276,886
		5,115,081
Health Care Providers & Services - 10.1%
Centene Corp. (a)	58,244	4,440,523
Cigna Corp.	16,876	5,344,123
Elevance Health, Inc.	6,115	3,057,439
Humana, Inc.	5,134	2,627,068
UnitedHealth Group, Inc.	8,564	4,275,063
		19,744,216
Pharmaceuticals - 6.7%
AstraZeneca PLC sponsored ADR	42,041	2,748,220
Bristol-Myers Squibb Co.	66,587	4,837,546
Roche Holding AG (participation certificate)	8,130	2,537,945
Sanofi SA sponsored ADR	58,701	2,884,567
		13,008,278
TOTAL HEALTH CARE		37,867,575
INDUSTRIALS - 9.1%
Aerospace & Defense - 4.9%
Airbus Group NV	4,668	585,208
L3Harris Technologies, Inc.	7,946	1,706,960
Lockheed Martin Corp.	4,215	1,952,641
Northrop Grumman Corp.	6,339	2,840,126
The Boeing Co. (a)	12,190	2,596,470
		9,681,405
Air Freight & Logistics - 0.2%
Deutsche Post AG	8,043	346,305
Electrical Equipment - 1.1%
Eaton Corp. PLC	2,732	443,158
Regal Rexnord Corp.	12,487	1,738,190
		2,181,348
Industrial Conglomerates - 0.6%
Siemens AG	7,411	1,157,637
Machinery - 2.3%
Crane Holdings Co.	2,148	248,975
ITT, Inc.	4,856	444,761
Oshkosh Corp.	20,054	2,021,042
Parker Hannifin Corp.	1,047	341,322
Pentair PLC	19,305	1,069,111
Stanley Black & Decker, Inc.	3,626	323,838
		4,449,049
TOTAL INDUSTRIALS		17,815,744
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	59,822	2,911,537
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	4,412	560,986
IT Services - 2.8%
Amdocs Ltd.	22,893	2,104,553
Capgemini SA	4,369	825,983
Cognizant Technology Solutions Corp. Class A	21,915	1,462,826
Maximus, Inc.	14,438	1,080,684
		5,474,046
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	2,798	515,699
Software - 1.5%
Aspen Technology, Inc. (a)	3,213	638,584
Gen Digital, Inc.	70,720	1,627,267
Open Text Corp.	23,562	790,505
		3,056,356
TOTAL INFORMATION TECHNOLOGY		12,518,624
MATERIALS - 3.4%
Chemicals - 2.3%
DuPont de Nemours, Inc.	42,072	3,111,224
International Flavors & Fragrances, Inc.	10,433	1,173,295
The Scotts Miracle-Gro Co. Class A	1,500	108,285
		4,392,804
Metals & Mining - 1.1%
Lundin Mining Corp.	193,456	1,464,133
Newmont Corp.	12,827	678,933
		2,143,066
TOTAL MATERIALS		6,535,870
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	14,423	1,233,311
UTILITIES - 9.1%
Electric Utilities - 7.4%
Constellation Energy Corp.	29,329	2,503,523
Duke Energy Corp.	11,455	1,173,565
Edison International	5,600	385,840
Evergy, Inc.	30,946	1,938,767
Exelon Corp.	17,761	749,337
NextEra Energy, Inc.	18,259	1,362,669
PG&E Corp. (a)	210,592	3,348,413
Portland General Electric Co.	21,165	1,007,031
Southern Co.	28,696	1,942,145
		14,411,290
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	46,651	1,278,704
Multi-Utilities - 1.1%
Dominion Energy, Inc.	33,094	2,106,102
TOTAL UTILITIES		17,796,096
TOTAL COMMON STOCKS (Cost $147,153,205)		189,821,096

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd. (Cost $2,040,079)	52,497	2,352,881

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (b) (Cost $3,827,145)	3,826,380	3,827,145

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $153,020,429)	196,001,122
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(556,097)
NET ASSETS - 100.0%	195,445,025

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	3,085,900	58,100,021	57,358,776	48,054	-	-	3,827,145	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	1,286,676	1,286,676	115	-	-	-	0.0%
Total	3,085,900	59,386,697	58,645,452	48,169	-	-	3,827,145

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	12,087,996	12,087,996	-	-
Consumer Discretionary	8,254,967	8,254,967	-	-
Consumer Staples	14,332,255	13,081,697	1,250,558	-
Energy	18,128,454	18,128,454	-	-
Financials	43,250,204	43,250,204	-	-
Health Care	37,867,575	35,329,630	2,537,945	-
Industrials	17,815,744	15,726,594	2,089,150	-
Information Technology	14,871,505	12,518,624	2,352,881	-
Materials	6,535,870	6,535,870	-	-
Real Estate	1,233,311	1,233,311	-	-
Utilities	17,796,096	17,796,096	-	-

Money Market Funds	3,827,145	3,827,145	-	-
Total Investments in Securities:	196,001,122	187,770,588	8,230,534	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $149,193,284)	$192,173,977
Fidelity Central Funds (cost $3,827,145)	3,827,145

Total Investment in Securities (cost $153,020,429)		$196,001,122
Cash		26,658
Foreign currency held at value (cost $49)		49
Receivable for fund shares sold		86,564
Dividends receivable		176,080
Distributions receivable from Fidelity Central Funds		14,849
Total assets		196,305,322
Liabilities
Payable for investments purchased	$81,997
Payable for fund shares redeemed	707,048
Accrued management fee	71,252
Total Liabilities		860,297
Net Assets		$195,445,025
Net Assets consist of:
Paid in capital		$152,675,468
Total accumulated earnings (loss)		42,769,557
Net Assets		$195,445,025
Net Asset Value , offering price and redemption price per share ($195,445,025 ÷ 15,921,289 shares)		$12.28

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$1,514,937
Income from Fidelity Central Funds (including $115 from security lending)		48,169
Total Income		1,563,106
Expenses
Management fee	$364,196
Independent trustees' fees and expenses	267
Total expenses before reductions	364,463
Expense reductions	(47)
Total expenses after reductions		364,416
Net Investment income (loss)		1,198,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(320,148)
Foreign currency transactions	420
Total net realized gain (loss)		(319,728)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,467,379
Assets and liabilities in foreign currencies	2,718
Total change in net unrealized appreciation (depreciation)		11,470,097
Net gain (loss)		11,150,369
Net increase (decrease) in net assets resulting from operations		$12,349,059
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,198,690	$2,460,394
Net realized gain (loss)	(319,728)	17,083,833
Change in net unrealized appreciation (depreciation)	11,470,097	(18,057,645)
Net increase (decrease) in net assets resulting from operations	12,349,059	1,486,582
Distributions to shareholders	(13,940,304)	(16,794,011)
Share transactions
Proceeds from sales of shares	72,989,624	45,744,592
Reinvestment of distributions	13,940,304	16,794,011
Cost of shares redeemed	(27,343,238)	(90,356,117)
Net increase (decrease) in net assets resulting from share transactions	59,586,690	(27,817,514)
Total increase (decrease) in net assets	57,995,445	(43,124,943)

Net Assets
Beginning of period	137,449,580	180,574,523
End of period	$195,445,025	$137,449,580

Other Information
Shares
Sold	6,391,854	3,427,539
Issued in reinvestment of distributions	1,185,215	1,259,265
Redeemed	(2,235,609)	(6,803,571)
Net increase (decrease)	5,341,460	(2,116,767)

Financial Highlights
Fidelity® Value Discovery K6 Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.99	$14.22	$10.15	$10.94	$10.98	$10.38
Income from Investment Operations
Net investment income (loss) A,B	.09	.21	.19	.23 C	.22	.19
Net realized and unrealized gain (loss)	.51	(.12)	4.09	(.62)	.09	.49
Total from investment operations	.60	.09	4.28	(.39)	.31	.68
Distributions from net investment income	(.17)	(.20)	(.21)	(.23)	(.27)	(.08)
Distributions from net realized gain	(1.14)	(1.12)	-	(.17)	(.08)	-
Total distributions	(1.31)	(1.32)	(.21)	(.40)	(.35)	(.08)
Net asset value, end of period	$12.28	$12.99	$14.22	$10.15	$10.94	$10.98
Total Return D,E	5.11%	.60%	42.84%	(3.80)%	2.98%	6.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H	.45%	.45%	.44%	.45%	.45%
Net investment income (loss)	1.49% H	1.52%	1.51%	2.27% C	2.13%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$195,445	$137,450	$180,575	$164,392	$191,701	$266,215
Portfolio turnover rate I	19% H,J	37% J	55%	82%	45%	38% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.93%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1 . Organization.
Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$45,402,642
Gross unrealized depreciation	(2,868,085)
Net unrealized appreciation (depreciation)	$42,534,557
Tax cost	$153,466,565
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery K6 Fund	61,288,212	15,126,097

Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Value Discovery K6 Fund	54,864	596,372

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Value Discovery K6 Fund	136,458	1,898,136
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Discovery K6 Fund	$521

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Discovery K6 Fund	2,523,353	609,029	(30,192)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Value Discovery K6 Fund	$12	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $47.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Value Discovery K6 Fund	.45%
Actual		$ 1,000	$ 1,051.10	$ 2.33
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884002.105
FVDK6-SANN-0423
Fidelity® Low-Priced Stock Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

UnitedHealth Group, Inc.	4.4
AutoZone, Inc.	3.4
Metro, Inc.	2.9
Elevance Health, Inc.	2.7
Next PLC	2.6
Ross Stores, Inc.	2.1
Universal Health Services, Inc. Class B	1.8
Unum Group	1.6
Monster Beverage Corp.	1.6
Chord Energy Corp.	1.3
24.4

Market Sectors (% of Fund's net assets)

Consumer Discretionary	18.6
Health Care	14.7
Information Technology	12.9
Consumer Staples	11.4
Energy	10.9
Financials	10.6
Industrials	8.9
Materials	5.5
Utilities	1.5
Communication Services	1.0
Real Estate	0.4

Asset Allocation (% of Fund's net assets)

Foreign investments - 41.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.0%
Entertainment - 0.6%
GungHo Online Entertainment, Inc.	499,722	8,328
International Games Systems Co. Ltd.	2,828,000	46,746
Warner Bros Discovery, Inc. (a)	8,494,990	125,896
		180,970
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	71,370	1,220
Infocom Corp.	50,061	844
New Work SE	1,998	365
Ziff Davis, Inc. (a)	24,973	2,235
ZIGExN Co. Ltd.	3,497,893	10,257
		14,921
Media - 0.3%
AMC Networks, Inc. Class A (a)	81,054	1,500
Cl Holdings, Inc.	29,991	188
Comcast Corp. Class A	520,579	20,485
Corus Entertainment, Inc. Class B (non-vtg.) (b)	853,571	1,443
DMS, Inc.	199,215	1,931
Gray Television, Inc.	149,965	1,944
Intage Holdings, Inc.	850,005	10,244
Nexstar Broadcasting Group, Inc. Class A	14,500	2,969
Pico Far East Holdings Ltd.	22,515,750	4,428
RKB Mainichi Broadcasting Corp.	35,443	1,647
Saga Communications, Inc. Class A	479,117	12,098
TechTarget, Inc. (a)	41,691	2,065
Thryv Holdings, Inc. (a)	450,183	10,071
TOW Co. Ltd. (c)	3,097,200	6,996
Trenders, Inc.	150,005	2,152
TVA Group, Inc. Class B (non-vtg.) (a)	2,980,559	4,256
WOWOW INC.	39,309	378
		84,795
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	98,597	2,386
TOTAL COMMUNICATION SERVICES		283,072
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 1.0%
Adient PLC (a)	151,953	6,841
Akwel	11,522	197
ASTI Corp. (c)	274,351	6,205
Cie Automotive SA	424,834	12,581
Compagnie Plastic Omnium SA	471,208	8,217
DaikyoNishikawa Corp.	499,709	2,351
G-Tekt Corp.	2,098,874	24,949
Gentex Corp.	600,092	17,709
GUD Holdings Ltd.	99,568	591
Hi-Lex Corp.	1,299,493	11,523
IJTT Co. Ltd.	16,325	67
LCI Industries	100	11
Lear Corp.	364,817	53,183
Linamar Corp.	949,909	48,511
Motonic Corp. (c)	2,066,285	13,873
Murakami Corp. (c)	849,827	15,682
Nippon Seiki Co. Ltd.	2,048,820	13,208
Patrick Industries, Inc.	131,547	9,336
Sewon Precision Industries Co. Ltd. (c)	500,000	3,162
SJM Co. Ltd. (c)	1,269,605	4,643
SJM Holdings Co. Ltd.	500,470	1,509
SNT Holdings Co. Ltd. (c)	885,108	11,594
Strattec Security Corp. (a)	200,427	4,993
TBK Co. Ltd.	596,842	1,154
Topre Corp.	326,133	3,181
TPR Co. Ltd.	365,150	3,703
Yachiyo Industry Co. Ltd. (b)	899,943	8,592
Yutaka Giken Co. Ltd. (c)	1,200,815	15,783
		303,349
Automobiles - 0.0%
Isuzu Motors Ltd.	99,722	1,261
Kabe Husvagnar AB (B Shares)	246,487	5,032
		6,293
Distributors - 0.2%
Arata Corp.	597,120	19,367
Central Automotive Products Ltd.	305,811	5,711
LKQ Corp.	86,500	5,100
PALTAC Corp.	187,785	6,799
SPK Corp.	519,698	5,890
		42,867
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	93,500	3,570
Clip Corp. (c)	236,435	1,459
Cross-Harbour Holdings Ltd.	2,379,857	3,306
Frontdoor, Inc. (a)	399,944	10,870
H&R Block, Inc.	21,600	842
JP-Holdings, Inc.	176,342	462
Kukbo Design Co. Ltd.	162,889	2,180
MegaStudyEdu Co. Ltd.	175,100	10,611
Step Co. Ltd. (c)	1,150,260	15,984
YDUQS Participacoes SA	200,100	407
		49,691
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	3,098,141	25,650
Brinker International, Inc. (a)	83,007	3,275
Everi Holdings, Inc. (a)	2,706	47
Ibersol SGPS SA	1,197,471	8,019
J.D. Wetherspoon PLC (a)	100,147	561
Kindred Group PLC (depositary receipt)	1,049,753	10,550
Ride On Express Holdings Co. Lt	40,274	335
Ruth's Hospitality Group, Inc.	225,226	3,899
		52,336
Household Durables - 4.0%
Ace Bed Co. Ltd.	45,226	1,275
Barratt Developments PLC	46,871,370	265,697
Bellway PLC	3,549,671	92,688
Chervon Holdings Ltd.	99,939	502
Coway Co. Ltd.	35,000	1,585
Cuckoo Holdings Co. Ltd.	508,128	6,788
D.R. Horton, Inc. (b)	1,291,800	127,488
Emak SpA	3,753,784	4,889
First Juken Co. Ltd. (c)	1,350,293	10,827
FJ Next Co. Ltd.	1,199,763	9,250
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	18,600,837	95,628
Hamilton Beach Brands Holding Co. Class A	498,443	6,455
Helen of Troy Ltd. (a)	990,538	112,040
M/I Homes, Inc. (a)	379,308	22,683
Mohawk Industries, Inc. (a)	1,499,465	180,026
Open House Group Co. Ltd.	549,720	20,796
Portmeirion Group PLC	59,447	260
Pressance Corp.	2,531,622	32,391
Sanei Architecture Planning Co. Ltd. (c)	1,682,458	19,317
Taylor Morrison Home Corp. (a)	2,023,038	72,425
Tempur Sealy International, Inc.	199,633	8,135
Token Corp.	240,047	14,517
Toll Brothers, Inc.	78,789	4,687
TopBuild Corp. (a)	7,596	1,520
Vistry Group PLC	5,398,836	49,554
ZAGG, Inc. rights (a)(d)	448,847	0
		1,161,423
Internet & Direct Marketing Retail - 0.2%
Aucfan Co. Ltd. (a)(b)	25,014	76
Belluna Co. Ltd. (c)	6,146,272	33,042
Ci Medical Co. Ltd.	99,181	4,056
Connectwave Co. Ltd. (a)	75,100	956
Dustin Group AB (a)(e)	300,115	1,010
Enigmo, Inc. (b)	1,249,535	5,965
Hamee Corp. (b)	625,435	3,629
Papyless Co. Ltd.	99,901	774
Syuppin Co. Ltd.	300,283	2,541
Vipshop Holdings Ltd. ADR (a)	1,000,311	15,475
		67,524
Leisure Products - 0.0%
Miroku Corp.	67,779	762
Multiline Retail - 2.9%
B&M European Value Retail SA	9,855,912	54,399
Big Lots, Inc. (b)(c)	1,748,985	28,613
Europris ASA (e)	399,673	2,569
Gwangju Shinsegae Co. Ltd.	134,915	3,528
Lifestyle China Group Ltd. (a)	12,092,871	1,639
Max Stock Ltd.	10,641	20
Next PLC (c)	9,294,674	758,353
Pan Pacific International Holdings Ltd.	19,988	370
Ryohin Keikaku Co. Ltd.	100,322	1,112
		850,603
Specialty Retail - 8.0%
Academy Sports & Outdoors, Inc.	104,487	6,104
Arcland Sakamoto Co. Ltd.	163,365	1,841
AutoZone, Inc. (a)	401,776	979,871
Best Buy Co., Inc.	919,895	81,613
BMTC Group, Inc. (c)	3,319,755	34,506
Buffalo Co. Ltd.	89,789	782
Dick's Sporting Goods, Inc.	63,792	8,341
Foot Locker, Inc. (b)	3,593,505	156,353
Formosa Optical Technology Co. Ltd.	1,002,000	1,949
Fuji Corp.	519,557	5,383
Genesco, Inc. (a)	44,833	2,165
Goldlion Holdings Ltd.	28,364,927	5,132
Handsman Co. Ltd.	420,295	3,784
IA Group Corp. (c)	127,599	3,366
International Housewares Retail Co. Ltd.	4,027,135	1,474
JD Sports Fashion PLC	33,367,803	66,951
Jumbo SA (c)	9,437,495	169,084
Kid ASA (e)	51,873	388
Ku Holdings Co. Ltd.	1,433,171	15,886
Leon's Furniture Ltd.	309,891	4,379
Maisons du Monde SA (e)	147,620	1,809
Mr. Bricolage SA (a)	829,935	7,164
Nafco Co. Ltd. (c)	1,871,018	23,472
Nextage Co. Ltd.	325,550	7,323
Nitori Holdings Co. Ltd.	56,931	7,535
Ross Stores, Inc.	5,031,019	594,616
Sally Beauty Holdings, Inc. (a)(c)	8,273,980	128,909
Sleep Number Corp. (a)(b)	788	27
The Buckle, Inc. (b)	112,420	4,946
WH Smith PLC	50,129	986
Williams-Sonoma, Inc.	29,452	3,974
		2,330,113
Textiles, Apparel & Luxury Goods - 1.9%
Best Pacific International Holdings Ltd.	34,979,415	4,995
Capri Holdings Ltd. (a)	2,966,896	197,269
Deckers Outdoor Corp. (a)	16,192	6,922
Embry Holdings Ltd. (a)	2,263,572	182
Fossil Group, Inc. (a)(c)	3,453,820	19,618
Gildan Activewear, Inc.	4,597,985	144,172
Handsome Co. Ltd. (c)	1,400,000	31,163
JLM Couture, Inc. (a)(c)(d)	154,621	209
Levi Strauss & Co. Class A	100	2
PVH Corp.	988,530	88,869
Samsonite International SA (a)(e)	995,965	2,967
Steven Madden Ltd. (b)	14,991	537
Sun Hing Vision Group Holdings Ltd. (c)	18,981,061	2,594
Texwinca Holdings Ltd.	39,964,718	6,935
Victory City International Holdings Ltd. (d)	8,385,171	310
Youngone Corp.	250,000	8,880
Youngone Holdings Co. Ltd. (c)	961,000	47,820
		563,444
TOTAL CONSUMER DISCRETIONARY		5,428,405
CONSUMER STAPLES - 11.4%
Beverages - 1.8%
A.G. Barr PLC	1,982,588	13,443
Britvic PLC	5,547,450	53,140
Monster Beverage Corp. (a)	4,415,171	459,531
Muhak Co. Ltd.	666,845	2,856
Spritzer Bhd	4,600,400	2,389
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,068,514	3,138
		534,497
Food & Staples Retailing - 7.0%
Acomo NV	138,017	2,947
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,788,837	81,688
Belc Co. Ltd. (c)	1,638,381	70,593
BJ's Wholesale Club Holdings, Inc. (a)	117,411	8,509
Corporativo Fragua S.A.B. de CV	270,819	4,765
Cosmos Pharmaceutical Corp.	1,566,759	153,084
Create SD Holdings Co. Ltd. (c)	4,897,910	133,271
Daikokutenbussan Co. Ltd.	295,823	12,390
G-7 Holdings, Inc.	1,249,662	15,472
Genky DrugStores Co. Ltd. (c)	999,433	28,799
Halows Co. Ltd. (c)	1,647,423	40,354
Kusuri No Aoki Holdings Co. Ltd.	660,205	37,199
MARR SpA (a)	113,187	1,484
Metro, Inc. (b)(c)	15,736,584	854,155
North West Co., Inc.	75,143	2,047
Qol Holdings Co. Ltd. (c)	2,298,633	20,777
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	10,058	639
Sapporo Clinical Laboratory	28,030	258
Sprouts Farmers Market LLC (a)	3,860,511	123,343
Sugi Holdings Co. Ltd.	49,980	2,185
Sundrug Co. Ltd.	1,547,727	43,790
Tsuruha Holdings, Inc.	149,997	11,044
United Natural Foods, Inc. (a)	452,366	18,827
Walgreens Boots Alliance, Inc. (b)	8,944,659	329,700
YAKUODO Holdings Co. Ltd.	156,522	3,125
Yaoko Co. Ltd.	724,567	37,825
		2,038,270
Food Products - 2.2%
Armanino Foods of Distinction	199,932	724
Axyz Co. Ltd.	21,759	487
Carr's Group PLC (c)(d)	5,805,575	8,696
Cloetta AB	24,860	52
Cranswick PLC	504,160	19,778
Dole PLC	799,723	9,221
Food Empire Holdings Ltd. (c)	30,613,034	16,570
Fresh Del Monte Produce, Inc. (c)	4,172,469	119,333
Inghams Group Ltd.	699,804	1,439
Ingredion, Inc.	266,773	27,424
Kaveri Seed Co. Ltd.	500,714	3,246
Kri Kri Milk Industry SA	98,670	663
Lassonde Industries, Inc. Class A (sub. vtg.)	15,496	1,361
Origin Enterprises PLC (c)	8,490,955	38,493
Ottogi Corp.	165,008	63,725
Pacific Andes International Holdings Ltd. (a)(d)	106,294,500	0
Pacific Andes Resources Development Ltd. (a)(d)	207,064,007	2
Pickles Holdings Co. Ltd.	356,469	3,325
Prima Meat Packers Ltd.	749,728	12,719
Rocky Mountain Chocolate Factory, Inc. (a)(c)	453,117	2,388
S Foods, Inc.	804,590	18,390
Seaboard Corp.	40,475	158,682
Sunjin Co. Ltd. (c)	2,300,055	18,461
Sunjuice Holdings Co. Ltd.	240,000	2,269
Thai President Foods PCL (For. Reg.)	339,837	2,081
Tyson Foods, Inc. Class A	1,709,497	112,399
		641,928
Household Products - 0.0%
Transaction Co. Ltd.	398,833	4,759
Personal Products - 0.3%
Hengan International Group Co. Ltd.	8,845,806	43,516
Sarantis SA (c)	3,978,353	33,303
TCI Co. Ltd.	400,000	2,519
		79,338
Tobacco - 0.1%
KT&G Corp.	50,000	3,746
Scandinavian Tobacco Group A/S (e)	699,906	12,131
		15,877
TOTAL CONSUMER STAPLES		3,314,669
ENERGY - 10.9%
Energy Equipment & Services - 0.5%
Bristow Group, Inc. (a)	173,679	5,304
Championx Corp.	247,193	8,162
Enerflex Ltd.	49,949	360
Helix Energy Solutions Group, Inc. (a)	650,386	5,158
John Wood Group PLC (a)	11,555,903	20,195
KS Energy Services Ltd. (a)(d)	12,911,018	128
Liberty Oilfield Services, Inc. Class A	4,797,151	75,939
Oil States International, Inc. (a)	2,509,088	21,478
PHX Energy Services Corp.	1,199,673	7,186
Total Energy Services, Inc.	1,794,260	12,501
		156,411
Oil, Gas & Consumable Fuels - 10.4%
Adams Resources & Energy, Inc. (c)	152,569	7,323
Antero Resources Corp. (a)	209,616	6,045
APA Corp.	9,949	441
Baytex Energy Corp. (a)(b)	599,737	2,777
Beach Energy Ltd.	8,994,643	9,666
Berry Corp. (c)	4,198,188	38,623
Birchcliff Energy Ltd.	100,717	646
Bonterra Energy Corp. (a)	579,828	2,898
Callon Petroleum Co. (a)	1,399,288	59,540
Cenovus Energy, Inc. (Canada)	10,672,544	213,202
China Petroleum & Chemical Corp. (H Shares)	98,497,064	53,185
Chord Energy Corp. (c)	2,723,879	390,414
Chord Energy Corp.:
warrants 9/1/24 (a)(c)	330,423	6,526
warrants 9/1/25 (a)(c)	165,261	2,809
Civitas Resources, Inc. (c)	2,880,994	191,730
CNX Resources Corp. (a)(b)	1,599,043	26,752
Denbury, Inc. (a)	138,474	12,017
Diamondback Energy, Inc.	502,197	73,381
Energy Transfer LP	701,795	9,320
Enterprise Products Partners LP	1,628,236	41,683
EQT Corp.	6,012,532	196,429
Exxon Mobil Corp.	43,174	5,009
Hankook Shell Oil Co. Ltd.	40,000	7,667
HF Sinclair Corp.	3,947,626	224,620
INPEX Corp.	99,900	1,098
Iwatani Corp.	98,630	4,251
Marathon Oil Corp.	9,577,281	263,088
Mi Chang Oil Industrial Co. Ltd. (c)	173,900	10,411
Murphy Oil Corp.	3,022,129	131,795
NACCO Industries, Inc. Class A	395,334	15,406
Northern Oil & Gas, Inc.	400,120	13,412
Oil & Natural Gas Corp. Ltd.	47,947,493	85,617
Oil India Ltd.	30,994,000	88,950
Ovintiv, Inc.	2,194,113	108,016
PDC Energy, Inc.	143,862	9,744
Petronet LNG Ltd.	14,000,000	37,347
Peyto Exploration & Development Corp. (b)(c)	9,494,288	86,555
Range Resources Corp.	205,449	5,140
SilverBow Resources, Inc. (a)(b)	724,290	19,027
Southwestern Energy Co. (a)(b)	50,979,595	281,407
Star Petroleum Refining PCL (For. Reg.)	7,497,820	2,644
Thungela Resources Ltd.	19,701	256
TotalEnergies SE sponsored ADR (b)	4,505,504	279,521
Unit Corp. warrants 9/3/27 (a)	193,905	1,280
Vital Energy, Inc. (a)(b)	44,944	2,529
		3,030,197
TOTAL ENERGY		3,186,608
FINANCIALS - 10.6%
Banks - 2.3%
ACNB Corp.	344,954	13,574
Arrow Financial Corp.	413,839	13,619
Associated Banc-Corp.	203,385	4,558
Bank7 Corp.	94,953	2,617
Bar Harbor Bankshares	672,595	20,898
C & F Financial Corp.	29,551	1,802
Cadence Bank	84,872	2,171
Camden National Corp.	349,678	14,767
Cathay General Bancorp	537,971	23,649
Central Pacific Financial Corp.	119,888	2,709
Central Valley Community Bancorp	109,047	2,715
Citizens Financial Services, Inc. (b)	19,980	1,572
CNB Financial Corp., Pennsylvania	9,014	217
Community Trust Bancorp, Inc.	68,079	2,933
Dimeco, Inc.	34,960	1,607
Eagle Bancorp, Inc.	999,042	47,445
East West Bancorp, Inc.	489,897	38,467
Financial Institutions, Inc.	448,515	11,083
First Bancorp, Puerto Rico	272,121	3,660
First Foundation, Inc.	24,731	384
First of Long Island Corp. (c)	1,249,422	22,065
Five Star Bancorp	140,279	3,782
FNB Corp., Pennsylvania	356,795	5,091
Hanmi Financial Corp.	593,517	13,823
LCNB Corp. (b)	94,896	1,732
Meridian Bank/Malvern, PA	99,950	3,183
Oak Valley Bancorp Oakdale California (b)	97,743	2,475
OFG Bancorp	104,902	2,970
Plumas Bancorp	199,935	8,195
Popular, Inc.	49,500	3,398
Preferred Bank, Los Angeles	214,949	15,289
QCR Holdings, Inc.	64,620	3,396
Regions Financial Corp.	148,844	3,504
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,134,788	13,120
Sparebanken Nord-Norge	1,969,129	18,307
The First Bancorp, Inc.	144,841	4,296
Trico Bancshares	27	1
U.S. Bancorp	99,939	4,977
United Community Bank, Inc.	99,992	3,254
Unity Bancorp, Inc.	109,955	2,911
Washington Trust Bancorp, Inc.	669,551	28,637
Wells Fargo & Co.	5,746,613	269,344
West Bancorp., Inc.	634,682	13,900
		658,097
Capital Markets - 0.8%
Azimut Holding SpA	118,315	2,943
Banca Generali SpA	44,019	1,618
CI Financial Corp.	4,097,927	48,878
Diamond Hill Investment Group, Inc. (b)	18,651	3,514
Federated Hermes, Inc.	1,749,031	68,737
Lazard Ltd. Class A	1,634,919	65,528
LPL Financial	24,880	5,900
PJT Partners, Inc.	6,128	490
SEI Investments Co.	18,385	1,148
T. Rowe Price Group, Inc.	10,091	1,175
Van Lanschot Kempen NV (Bearer)	1,024,271	29,397
		229,328
Consumer Finance - 1.9%
Aeon Credit Service (Asia) Co. Ltd.	14,137,556	9,287
Bread Financial Holdings, Inc. (b)	31,470	1,291
Cash Converters International Ltd.	5,568,450	926
Discover Financial Services	2,214,366	258,483
Navient Corp.	1,999,955	37,939
Regional Management Corp.	257,864	8,894
Synchrony Financial	6,412,539	235,533
		552,353
Diversified Financial Services - 0.5%
Far East Horizon Ltd.	999,365	903
Fuyo General Lease Co. Ltd.	130,014	8,936
Jackson Financial, Inc.	1,636,667	72,079
Ricoh Leasing Co. Ltd.	375,051	11,205
Tokyo Century Corp.	150,642	5,297
Zenkoku Hosho Co. Ltd.	1,249,284	48,657
		147,077
Insurance - 4.5%
AEGON NV	9,696,611	53,484
AFLAC, Inc.	1,219,089	89,603
ASR Nederland NV	1,651,505	77,886
Chubb Ltd.	15,225	3,464
Db Insurance Co. Ltd.	1,800,077	95,811
Direct Line Insurance Group PLC	6,627,000	14,498
Employers Holdings, Inc.	611,920	26,845
Hartford Financial Services Group, Inc.	84,497	6,558
Hiscox Ltd.	299,873	4,157
Hyundai Fire & Marine Insurance Co. Ltd.	650,004	16,345
Legal & General Group PLC	7,078,399	22,166
National Western Life Group, Inc.	101,487	28,092
NN Group NV	600,285	25,987
Old Republic International Corp.	131,014	3,457
Primerica, Inc.	328,679	53,164
Qualitas Controladora S.A.B. de CV	699,582	3,859
Reinsurance Group of America, Inc.	2,056,849	312,168
Selective Insurance Group, Inc.	26,000	2,470
The Travelers Companies, Inc.	20,500	3,918
Unum Group (c)	11,447,495	481,138
		1,325,070
Thrifts & Mortgage Finance - 0.6%
ASAX Co. Ltd.	109,814	512
Axos Financial, Inc. (a)	348,943	16,791
Enact Holdings, Inc.	2,577,423	64,822
EQB, Inc.	599,656	29,718
Essent Group Ltd.	794,843	34,997
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	4,930	533
Class C (non-vtg.)	169,949	22,598
Hingham Institution for Savings (b)	10,847	3,171
Southern Missouri Bancorp, Inc.	124,957	6,050
Walker & Dunlop, Inc.	10,049	958
		180,150
TOTAL FINANCIALS		3,092,075
HEALTH CARE - 14.7%
Biotechnology - 1.5%
Amgen, Inc.	1,106,713	279,334
Cell Biotech Co. Ltd. (c)	518,100	5,811
Essex Bio-Technology Ltd.	11,988,456	6,533
Exelixis, Inc. (a)	139,921	2,465
Gilead Sciences, Inc.	44,974	3,775
Regeneron Pharmaceuticals, Inc. (a)	200,671	152,203
United Therapeutics Corp. (a)	999	263
		450,384
Health Care Equipment & Supplies - 1.0%
Arts Optical International Holdings Ltd. (a)	11,435,621	1,114
Embecta Corp. (b)(c)	3,460,578	91,325
Fukuda Denshi Co. Ltd.	1,536,190	53,535
Hoshi Iryo-Sanki Co. Ltd. (c)	204,973	6,189
I-Sens, Inc.	325,000	9,263
InBody Co. Ltd. (c)	741,922	13,363
Japan Lifeline Co. Ltd.	99,900	734
Medikit Co. Ltd.	56,144	1,065
Nakanishi, Inc.	395,507	8,391
Prim SA (c)	1,365,941	17,152
ResMed, Inc.	21,974	5,018
St. Shine Optical Co. Ltd. (c)	3,175,800	26,875
Techno Medica Co. Ltd.	37,582	503
Utah Medical Products, Inc. (c)	215,871	19,888
Value Added Technology Co. Ltd.	436,553	12,639
Vieworks Co. Ltd.	394,258	10,334
		277,388
Health Care Providers & Services - 10.8%
Centene Corp. (a)	882,899	67,312
Cigna Corp.	364,395	115,393
DaVita HealthCare Partners, Inc. (a)	28,284	2,330
DVx, Inc. (c)	620,585	4,908
Elevance Health, Inc.	1,549,126	774,548
HCA Holdings, Inc.	9,491	2,421
Henry Schein, Inc. (a)	27,384	2,359
Hi-Clearance, Inc.	1,546,000	7,398
Humana, Inc.	278,939	142,733
Laboratory Corp. of America Holdings	355,949	89,742
Quest Diagnostics, Inc.	88,175	13,092
Select Medical Holdings Corp.	199,824	5,809
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	9,990	18
Ship Healthcare Holdings, Inc.	69,346	1,347
Sinopharm Group Co. Ltd. (H Shares)	41,676,001	102,148
UnitedHealth Group, Inc.	2,558,493	1,277,161
Universal Health Services, Inc. Class B	3,486,969	516,804
WIN-Partners Co. Ltd. (c)	2,348,461	18,025
		3,143,548
Health Care Technology - 0.0%
Software Service, Inc.	49,949	3,387
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	418,981	96,663
Pharmaceuticals - 1.1%
Bliss Gvs Pharma Ltd.	1,989,000	1,908
China Medical System Holdings Ltd.	9,994,391	17,252
Consun Pharmaceutical Group Ltd.	3,997,903	2,109
Daewon Pharmaceutical Co. Ltd. (c)	2,142,922	29,426
Dai Han Pharmaceutical Co. Ltd.	297,037	7,048
Daito Pharmaceutical Co. Ltd. (c)	1,028,933	20,835
Dawnrays Pharmaceutical Holdings Ltd.	64,960,940	10,771
DongKook Pharmaceutical Co. Ltd. (c)	3,150,000	43,687
Faes Farma SA	2,956,608	11,057
FDC Ltd. (a)	1,943,366	6,333
Fuji Pharma Co. Ltd.	625,591	5,128
Genomma Lab Internacional SA de CV	2,489,400	2,337
Granules India Ltd.	145,164	526
Huons Co. Ltd. (c)	853,834	20,415
Hypera SA	419,700	3,836
Jazz Pharmaceuticals PLC (a)	10,955	1,716
Kaken Pharmaceutical Co. Ltd.	34,564	1,003
Korea United Pharm, Inc.	40,010	750
Kwang Dong Pharmaceutical Co. Ltd. (c)	4,164,491	20,345
Lee's Pharmaceutical Holdings Ltd.	21,549,366	5,271
Luye Pharma Group Ltd. (a)(e)	993,782	511
Nippon Chemiphar Co. Ltd.	82,333	1,133
Recordati SpA	176,782	7,713
Samjin Pharmaceutical Co. Ltd.	1,600	31
Sanofi SA	704,571	68,995
Syngen Biotech Co. Ltd.	357,700	1,862
Towa Pharmaceutical Co. Ltd.	319,870	5,050
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	24,875
		321,923
TOTAL HEALTH CARE		4,293,293
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.1%
BWX Technologies, Inc.	10,092	614
Huntington Ingalls Industries, Inc.	10,033	2,213
Rheinmetall AG	27,453	6,387
V2X, Inc. (a)	402,327	17,767
		26,981
Air Freight & Logistics - 0.0%
AIT Corp.	162,384	1,880
Compania de Distribucion Integral Logista Holdings SA	4,960	134
Sinotrans Ltd. (H Shares)	29,981,888	10,342
		12,356
Airlines - 0.0%
Jet2 PLC	134,122	2,009
Building Products - 0.3%
Builders FirstSource, Inc. (a)	44,600	3,555
Hayward Holdings, Inc. (a)(b)	3,766,340	50,808
Kondotec, Inc. (c)	1,602,047	12,553
Masonite International Corp. (a)	23,640	2,156
Nihon Dengi Co. Ltd.	309,858	7,616
Nihon Flush Co. Ltd.	1,249,695	8,914
Owens Corning	35,998	3,479
Sekisui Jushi Corp.	130,620	1,983
		91,064
Commercial Services & Supplies - 0.9%
Aeon Delight Co. Ltd.	82,052	1,948
AJIS Co. Ltd. (c)	860,911	15,616
Asia File Corp. Bhd	4,500,000	1,828
Calian Group Ltd.	74,244	3,440
Civeo Corp. (a)(c)	774,884	26,540
CoreCivic, Inc. (a)	4,297,733	45,728
CTS Co. Ltd.	4,921	31
Fursys, Inc. (c)	900,000	21,655
Lion Rock Group Ltd.	18,538,718	2,391
Mears Group PLC	1,002,229	2,533
Mitie Group PLC	39,802,672	38,275
NICE Total Cash Management Co., Ltd.	1,025,000	4,184
Pilot Corp.	4,997	178
Prosegur Compania de Seguridad SA (Reg.)	299,752	677
S1 Corp.	10,000	467
Sunny Friend Environmental Technology Co. Ltd.	100,000	562
The GEO Group, Inc. (a)	1,942,543	22,339
VSE Corp. (c)	1,164,682	63,941
		252,333
Construction & Engineering - 0.5%
Argan, Inc. (b)	93,867	3,660
Boustead Projs. Pte Ltd.	1,284,204	778
Boustead Singapore Ltd.	5,796,637	3,576
Br Holding Corp.	61,512	161
Dai-Dan Co. Ltd.	100,001	1,696
Daiichi Kensetsu Corp.	999,494	10,438
EMCOR Group, Inc.	54,949	8,146
Fuji Furukawa Engineering & Construction Co. Ltd.	15,168	417
Geumhwa PSC Co. Ltd. (c)	360,000	8,506
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	11,089
Meisei Industrial Co. Ltd.	1,149,337	7,328
Mirait One Corp.	386,050	4,708
Nippon Rietec Co. Ltd.	999,880	6,910
Primoris Services Corp.	1,349,211	35,889
Raiznext Corp. (c)	3,148,162	32,009
Seikitokyu Kogyo Co. Ltd.	243,476	1,519
Shinnihon Corp.	1,749,789	11,157
Sinopec Engineering Group Co. Ltd. (H Shares)	99,185	50
Totetsu Kogyo Co. Ltd.	147,942	3,058
United Integrated Services Co.	300,800	2,075
		153,170
Electrical Equipment - 1.1%
Acuity Brands, Inc.	527,259	99,399
Aichi Electric Co. Ltd. (c)	601,384	16,019
AQ Group AB	760,259	24,754
Atkore, Inc. (a)	67,009	8,728
Chiyoda Integre Co. Ltd.	271,001	4,718
Generac Holdings, Inc. (a)	9,859	1,189
GrafTech International Ltd. (c)	17,239,100	112,744
Hammond Power Solutions, Inc. Class A	436,084	8,030
Korea Electric Terminal Co. Ltd.	437,401	19,400
Sensata Technologies, Inc. PLC	299,731	15,241
Servotronics, Inc. (a)	109,880	1,235
Vitzrocell Co. Ltd.	140,000	1,839
		313,296
Industrial Conglomerates - 0.3%
DCC PLC (United Kingdom)	1,537,432	87,303
Mytilineos SA	49,780	1,283
Nolato AB (B Shares)	125,000	753
Reunert Ltd.	1,035,285	3,406
		92,745
Machinery - 2.1%
Aalberts Industries NV	5,254,928	247,083
Allison Transmission Holdings, Inc.	314,854	14,194
ASL Marine Holdings Ltd. (a)(c)	42,111,992	1,422
Beijer Alma AB (B Shares)	24,985	495
Crane Holdings Co.	880,918	102,107
Daiwa Industries Ltd.	850,337	7,917
ESAB Corp.	349,866	20,226
Estic Corp.	374,855	2,795
Foremost Income Fund (a)	2,141,103	9,414
Haitian International Holdings Ltd.	6,696,073	20,550
Hosokawa Micron Corp.	109,990	2,346
Hurco Companies, Inc.	109,669	3,093
Hy-Lok Corp.	102,000	1,820
Hyster-Yale Materials Handling, Inc.:
Class A (c)	199,712	6,477
Class B (a)(c)	310,000	10,053
Ihara Science Corp. (c)	1,095,799	19,434
JOST Werke AG (e)	75,475	4,365
Kyowakogyosyo Co. Ltd.	41,706	1,308
Luxfer Holdings PLC sponsored	167,571	2,773
Maruzen Co. Ltd. (c)	1,531,233	21,337
Mincon Group PLC	2,082,405	2,581
Mitsui Engineering & Shipbuilding Co. (a)	2,998,987	9,334
Nadex Co. Ltd. (c)	767,559	5,064
Nippon Dry-Chemical Co. Ltd.	84,028	973
Oshkosh Corp.	24,898	2,509
Park-Ohio Holdings Corp. (c)	749,555	9,932
Proto Labs, Inc. (a)	135,448	4,145
Semperit AG Holding (b)	369,813	9,066
Shinwa Co. Ltd.	87,720	1,431
SIMPAC, Inc.	1,183,000	5,035
Stabilus Se	24,734	1,699
Takamatsu Machinery Co. Ltd.	350,140	1,482
Takeuchi Manufacturing Co. Ltd.	449,768	9,954
TK Group Holdings Ltd.	8,031,658	1,656
Tocalo Co. Ltd.	2,955,692	28,314
Trinity Industrial Corp.	816,655	4,172
Yamada Corp.	55,046	1,165
		597,721
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	103,091	5,905
Genco Shipping & Trading Ltd. (b)	111,005	2,014
Japan Transcity Corp.	102,320	422
Tokyo Kisen Co. Ltd. (c)	548,577	2,008
		10,349
Professional Services - 0.9%
ABIST Co. Ltd.	73,098	1,661
Altech Corp.	335,632	5,769
Artner Co. Ltd.	246,895	1,898
ASGN, Inc. (a)	53,464	4,863
Barrett Business Services, Inc.	52,724	5,240
CACI International, Inc. Class A (a)	280,456	86,406
Career Design Center Co. Ltd.	309,820	3,513
Careerlink Co. Ltd.	49,255	997
Creek & River Co. Ltd.	10,033	169
Dip Corp.	50,177	1,489
en japan, Inc.	249,910	4,758
FTI Consulting, Inc. (a)	1,989	317
Gakujo Co. Ltd.	275,320	2,970
Hito Communications Holdings, Inc.	181,274	2,272
HRnetgroup Ltd.	20,080	12
JAC Recruitment Co. Ltd.	99,931	1,816
Kelly Services, Inc. Class A (non-vtg.)	425,138	7,695
McMillan Shakespeare Ltd.	1,399,473	14,011
Open Up Group, Inc.	98,596	1,454
Outsourcing, Inc.	349,854	2,719
Persol Holdings Co. Ltd.	157,525	3,454
Quick Co. Ltd. (c)	1,052,313	16,520
Robert Half International, Inc.	9,990	839
SaraminHR Co. Ltd.	75,000	1,811
Science Applications International Corp.	156,897	16,283
SHL-JAPAN Ltd.	109,986	2,272
Synergie SA	133,192	4,836
TrueBlue, Inc. (a)	318,269	6,248
WDB Holdings Co. Ltd.	660,099	10,923
Will Group, Inc.	1,114,166	10,524
World Holdings Co. Ltd. (c)	1,314,415	26,337
		250,076
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (c)	2,298,000	21,269
Chilled & Frozen Logistics Holdings Co. Ltd.	791,973	7,585
Daqin Railway Co. Ltd. (A Shares)	31,000,000	30,788
Hamakyorex Co. Ltd. (c)	1,246,456	31,215
NANSO Transport Co. Ltd.	116,983	1,132
Sakai Moving Service Co. Ltd. (c)	1,114,347	38,535
SENKO Co. Ltd.	499,972	3,867
Stef SA	191,083	20,109
Trancom Co. Ltd. (c)	824,712	47,254
Universal Logistics Holdings, Inc.	1,242,720	44,639
		246,393
Trading Companies & Distributors - 1.8%
AddTech AB (B Shares)	25,407	404
Alconix Corp. (c)	2,372,761	25,442
Alligo AB (B Shares)	9,990	85
Beacon Roofing Supply, Inc. (a)	45,155	2,568
Chori Co. Ltd. (c)	1,424,181	25,986
Ferguson PLC	638,880	90,938
Goodfellow, Inc. (c)	685,232	7,596
Green Cross Co. Ltd. (c)	492,959	3,899
Hanwa Co. Ltd.	100,667	3,205
Itochu Corp.	3,940,386	127,361
Kamei Corp.	1,877,529	20,605
Lumax International Corp. Ltd.	2,201,510	5,224
Mitani Shoji Co. Ltd.	2,808,303	29,274
Narasaki Sangyo Co. Ltd.	78,925	1,246
Otec Corp.	120,113	1,977
Parker Corp. (c)	2,138,750	8,799
Rasa Corp.	161,839	1,540
Richelieu Hardware Ltd.	699,143	20,792
Sanyo Trading Co. Ltd.	132,372	1,157
Senshu Electric Co. Ltd. (c)	1,389,653	37,038
Tanaka Co. Ltd.	35,622	157
TECHNO ASSOCIE Co. Ltd.	219,961	2,089
Totech Corp. (c)	899,997	25,283
Univar Solutions, Inc. (a)	2,130,991	73,477
Yamazen Co. Ltd.	129,918	1,064
Yuasa Trading Co. Ltd.	365,370	10,411
		527,617
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	12,416,578	11,324
Daito Koun Co. Ltd.	19,847	110
Isewan Terminal Service Co. Ltd. (c)	1,374,393	7,407
Meiko Transportation Co. Ltd.	815,750	7,338
Qingdao Port International Co. Ltd. (H Shares) (e)	16,490,830	8,194
		34,373
TOTAL INDUSTRIALS		2,610,483
INFORMATION TECHNOLOGY - 12.9%
Electronic Equipment & Components - 4.7%
A&D Holon Holdings Co. Ltd.	582,827	4,773
Advanced Energy Industries, Inc.	170,017	15,767
Alviva Holdings Ltd. (c)	7,316,886	11,636
CDW Corp.	581,213	113,935
Climb Global Solutions, Inc. (c)	275,821	10,448
Daido Signal Co. Ltd.	94,177	305
Daiwabo Holdings Co. Ltd.	843,244	12,763
Dexerials Corp.	210,700	4,504
Elematec Corp. (c)	2,119,886	26,881
ePlus, Inc. (a)	25,046	1,247
FLEXium Interconnect, Inc.	600,000	2,008
Hagiwara Electric Holdings Co. Ltd.	235,630	4,691
Hon Hai Precision Industry Co. Ltd. (Foxconn)	40,820,012	136,006
IDIS Holdings Co. Ltd. (c)	800,000	8,939
Insight Enterprises, Inc. (a)	371,667	41,894
Jabil, Inc.	1,186,857	93,323
Kingboard Chemical Holdings Ltd. (c)	68,295,993	278,978
Kitron ASA	700,254	1,863
Makus, Inc.	686,027	5,047
Methode Electronics, Inc. Class A	1,034,715	49,397
Nihon Denkei Co. Ltd.	54,267	687
Nippo Ltd. (c)	639,637	3,608
PAX Global Technology Ltd.	45,073,203	42,601
Redington (India) Ltd.	28,000,820	63,742
SAMT Co. Ltd.	100,000	220
ScanSource, Inc. (a)	281,284	9,263
Shibaura Electronics Co. Ltd.	374,672	15,026
Simplo Technology Co. Ltd.	6,500,000	64,339
Sunny Optical Technology Group Co. Ltd.	99,991	1,350
TD SYNNEX Corp.	2,299,097	234,853
Test Research, Inc.	150,000	319
Thinking Electronic Industries Co. Ltd.	4,124,000	20,665
Tomen Devices Corp. (c)	424,814	20,008
Tripod Technology Corp.	1,266,000	4,185
VSTECS Holdings Ltd. (c)	112,425,255	70,342
		1,375,613
IT Services - 4.5%
ALTEN	120,004	18,356
Amdocs Ltd.	2,700,082	248,219
Argo Graphics, Inc.	735,499	23,000
Asahi Intelligence Service Co.	39,249	356
Avant Group Corp.	229,143	2,552
CDS Co. Ltd. (c)	455,976	6,387
Cielo SA	120,100	119
Cognizant Technology Solutions Corp. Class A	982,554	65,585
Concentrix Corp.	2,252,879	319,481
CSE Global Ltd. (c)	40,333,025	11,540
Densan System Holdings Co. Ltd.	41,214	689
Dimerco Data System Corp.	994,799	2,386
DTS Corp.	370,985	9,099
E-Credible Co. Ltd.	250,349	3,344
E-Guardian, Inc.	109,340	2,303
eClerx Services Ltd.	144,078	2,570
Enea AB (a)	8,840	75
EOH Holdings Ltd. (a)	5,796,713	546
EOH Holdings Ltd. rights 2/10/23 (a)	13,158,539	204
Estore Corp.	175,552	1,975
ExlService Holdings, Inc. (a)	170,867	29,150
FleetCor Technologies, Inc. (a)	38,280	7,993
Gabia, Inc. (c)	900,000	9,178
Genpact Ltd.	2,945,813	139,278
Himacs Ltd.	27,972	315
IFIS Japan Ltd.	177,386	827
Indra Sistemas SA (c)	11,443,088	139,332
Information Planning Co.	125,269	2,886
Jfe Systems, Inc.	25,029	488
Know IT AB	375,269	7,321
KPS AG (b)	12,036	52
Maximus, Inc.	71,617	5,361
Metaage Corp.	1,927,000	2,171
Neurones	4,997	213
Nice Information & Telecom, Inc.	433,187	9,370
Pole To Win Holdings, Inc.	261,744	1,763
Proact IT Group AB	4,931	41
Societe Pour L'Informatique Industrielle SA (c)	1,524,197	79,455
Softcat PLC	5,117	76
Softcreate Co. Ltd.	591,648	15,066
Sopra Steria Group	82,359	13,645
SS&C Technologies Holdings, Inc.	4,997	302
TDC Soft, Inc.	525,346	6,512
The Western Union Co. (b)	6,823,350	96,687
Verra Mobility Corp. (a)	925,071	14,274
		1,300,542
Semiconductors & Semiconductor Equipment - 1.4%
ASMPT Ltd.	250,017	2,065
FormFactor, Inc. (a)	85,585	2,408
Japan Material Co. Ltd.	98,652	1,850
Machvision, Inc.	209,000	1,036
Melexis NV	99,070	10,501
Micron Technology, Inc.	1,617,657	97,545
MKS Instruments, Inc.	1,209,982	123,805
Novatek Microelectronics Corp.	100,000	1,190
Parade Technologies Ltd.	300,000	9,269
Powertech Technology, Inc.	10,000,000	27,927
Renesas Electronics Corp. (a)	499,787	5,141
Skyworks Solutions, Inc.	143,557	15,744
Synaptics, Inc. (a)	48,597	6,076
Systems Technology, Inc.	150,100	1,565
Taiwan Semiconductor Manufacturing Co. Ltd.	3,701,000	65,254
Topco Scientific Co. Ltd.	7,600,000	42,957
		414,333
Software - 0.7%
ANSYS, Inc. (a)	456,747	121,659
Check Point Software Technologies Ltd. (a)	5,056	643
Cresco Ltd.	705,933	9,950
Cvent Holding Corp. (a)	4,997	40
Enghouse Systems Ltd.	24,890	739
Focus Systems Corp.	54,810	450
Fukui Computer Holdings, Inc.	199,882	4,609
Hecto Innovation Co. Ltd.	500,074	5,740
InfoVine Co. Ltd.	97,464	1,815
Justsystems Corp.	99,900	2,488
KSK Co., Ltd. (c)	542,723	9,520
NetGem SA	527,357	654
Nsw, Inc.	174,924	2,781
Open Text Corp.	20,045	672
Pro-Ship, Inc.	601,688	6,935
SPS Commerce, Inc. (a)	32,567	4,432
System Information Co. Ltd.	204,400	1,333
System Research Co. Ltd.	137,257	2,327
VMware, Inc. Class A (a)	249,769	30,589
		207,376
Technology Hardware, Storage & Peripherals - 1.6%
Chenbro Micom Co. Ltd.	831,000	2,394
Dell Technologies, Inc.	114,587	4,655
Elecom Co. Ltd.	549,837	5,772
MCJ Co. Ltd.	2,689,546	20,920
Samsung Electronics Co. Ltd.	1,884,000	93,728
Seagate Technology Holdings PLC (b)	4,522,361	306,526
Super Micro Computer, Inc. (a)(b)	412,314	29,823
TSC Auto ID Technology Corp. (c)	2,314,000	15,320
		479,138
TOTAL INFORMATION TECHNOLOGY		3,777,002
MATERIALS - 5.5%
Chemicals - 3.1%
AdvanSix, Inc.	239,239	10,345
Birla Carbon Thailand PCL (For. Reg.)	11,168,286	19,941
C. Uyemura & Co. Ltd.	749,600	38,277
Celanese Corp. Class A	50,049	6,166
CF Industries Holdings, Inc.	60,000	5,082
Chase Corp. (c)	484,727	45,749
Daishin-Chemical Co. Ltd. (c)	250,089	2,296
EcoGreen International Group Ltd. (a)(c)(d)	52,936,972	10,262
Element Solutions, Inc.	49,879	1,022
FMC Corp.	967,283	128,774
Fujikura Kasei Co., Ltd. (c)	1,810,197	6,038
Gujarat Narmada Valley Fertilizers Co.	1,800,000	12,164
Gujarat State Fertilizers & Chemicals Ltd.	14,000,100	22,296
HEXPOL AB (B Shares)	4,095	44
Huntsman Corp. (b)	2,780,217	88,105
Hyundai HCN	2,000,079	4,452
Ingevity Corp. (a)	63,251	5,214
Insecticides (India) Ltd.	60,050	451
Jcu Corp.	349,863	8,675
K+S AG	899,322	21,470
KPX Chemical Co. Ltd.	163,083	6,537
KPX Holdings Corp.	69,171	3,084
LyondellBasell Industries NV Class A	1,399,733	135,340
Miwon Chemicals Co. Ltd.	45,000	2,392
Miwon Commercial Co. Ltd.	28,100	3,777
Muto Seiko Co. Ltd.	199,854	1,208
Scientex Bhd	100,000	83
SK Kaken Co. Ltd.	59,957	20,068
Soken Chemical & Engineer Co. Ltd. (c)	642,057	8,621
Soulbrain Co. Ltd.	16,911	3,225
T&K Toka Co. Ltd. (b)	1,099,590	10,690
Thai Rayon PCL:
(For. Reg.) (a)	2,622,281	3,798
NVDR	283,561	411
The Mosaic Co.	3,469,165	171,862
Trinseo PLC (b)	50,440	1,400
Tronox Holdings PLC	1,059,314	18,167
Valvoline, Inc.	86,747	3,180
Yara International ASA	1,634,097	72,360
Yip's Chemical Holdings Ltd.	26,656,374	11,336
		914,362
Construction Materials - 0.2%
Buzzi Unicem SpA	400,012	8,976
Eagle Materials, Inc.	57,505	8,400
Mitani Sekisan Co. Ltd.	934,457	30,532
RHI Magnesita NV	88,624	2,939
Vertex Corp.	30,147	318
West China Cement Ltd.	4,985,609	611
Wienerberger AG	74,957	2,241
		54,017
Containers & Packaging - 0.3%
Chuoh Pack Industry Co. Ltd. (c)	408,841	3,441
Kohsoku Corp. (c)	1,649,423	23,918
Mayr-Melnhof Karton AG	32,173	5,379
O-I Glass, Inc. (a)	187,300	3,606
Packaging Corp. of America	69,279	9,886
Silgan Holdings, Inc.	223,891	12,065
The Pack Corp. (c)	1,284,286	25,674
		83,969
Metals & Mining - 1.4%
Boliden AB	149,994	6,705
Chubu Steel Plate Co. Ltd.	445,586	5,967
CI Resources Ltd. (d)	430,467	380
CK-SAN-ETSU Co. Ltd.	28,938	960
Cleveland-Cliffs, Inc. (a)(b)	9,922,716	211,850
Commercial Metals Co.	61,600	3,343
Gatos Silver, Inc. (a)	72,447	374
Granges AB	321,240	2,679
Hill & Smith Holdings PLC	503,001	7,814
Mount Gibson Iron Ltd. (a)	29,121,172	12,379
Pacific Metals Co. Ltd.	624,760	9,646
Perenti Ltd. (a)	12,896,205	11,458
Sandfire Resources NL	4,997,574	22,272
Teck Resources Ltd. Class B (sub. vtg.)	499,790	21,621
Tohoku Steel Co. Ltd. (c)	603,315	8,455
Tokyo Tekko Co. Ltd. (c)	742,905	9,697
Warrior Metropolitan Coal, Inc.	1,534,336	58,121
Webco Industries, Inc. (a)	7,322	1,300
		395,021
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	2,291,903	83,405
Sylvamo Corp.	1,372,642	65,242
Western Forest Products, Inc.	1,666,627	1,779
		150,426
TOTAL MATERIALS		1,597,795
REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Anabuki Kosan, Inc.	170,278	2,719
Business One Holdings, Inc.	14,020	63
Century21 Real Estate Japan Ltd.	36,771	288
Daito Trust Construction Co. Ltd.	500,115	49,421
Jones Lang LaSalle, Inc. (a)	249,988	46,215
LSL Property Services PLC	1,241,719	4,041
Relo Group, Inc.	196,783	3,335
Selvaag Bolig ASA	513,393	1,656
Servcorp Ltd.	917,565	2,025
Tejon Ranch Co. (a)	416,608	8,340
Vonovia SE	9,949	281
		118,384
UTILITIES - 1.5%
Electric Utilities - 1.3%
PG&E Corp. (a)	22,979,622	365,376
Power Grid Corp. of India Ltd.	50,000	133
Southern Co.	54,500	3,689
		369,198
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	3,997,964	16,812
GAIL India Ltd.	5,000,934	5,845
KyungDong City Gas Co. Ltd.	260,078	5,364
		28,021
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	32,943,659	27,545
Vistra Corp.	163,000	3,759
		31,304
TOTAL UTILITIES		428,523
TOTAL COMMON STOCKS (Cost $15,648,591)		28,130,309

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (d)(g) (Cost $0)	9,933	0

Money Market Funds - 4.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (h)	897,810,891	897,990
Fidelity Securities Lending Cash Central Fund 4.38% (h)(i)	451,454,034	451,499
TOTAL MONEY MARKET FUNDS (Cost $1,349,458)		1,349,489

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $16,998,049)	29,479,798
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(305,136)
NET ASSETS - 100.0%	29,174,662

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,944,000 or 0.1% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,282,478	2,115,292	2,499,780	20,315	-	-	897,990	1.9%
Fidelity Securities Lending Cash Central Fund 4.38%	212,670	1,468,618	1,229,789	319	-	-	451,499	1.5%
Total	1,495,148	3,583,910	3,729,569	20,634	-	-	1,349,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AJIS Co. Ltd.	13,604	-	13	-	6	2,019	15,616
ASL Marine Holdings Ltd.	1,946	-	34	-	(466)	(24)	1,422
ASTI Corp.	4,005	-	4	-	2	2,202	6,205
Adams Resources & Energy, Inc.	5,885	-	681	77	59	2,060	7,323
Aichi Electric Co. Ltd.	11,754	1,373	14	290	8	2,898	16,019
Alconix Corp.	23,458	1	23	385	8	1,998	25,442
Alps Logistics Co. Ltd.	22,808	-	2,690	243	735	416	21,269
Alviva Holdings Ltd.	10,083	-	11	192	5	1,559	11,636
BMTC Group, Inc.	37,129	-	186	374	178	(2,615)	34,506
Belc Co. Ltd.	66,828	956	66	445	52	2,823	70,593
Belluna Co. Ltd.	35,910	44	31	385	15	(2,896)	33,042
Berry Corp.	32,314	3,478	34	4,411	26	2,839	38,623
Big Lots, Inc.	35,230	78	30	1,047	1	(6,666)	28,613
CDS Co. Ltd.	5,446	869	6	82	1	77	6,387
CSE Global Ltd.	13,112	245	11	351	-	(1,806)	11,540
Carr's Group PLC	9,233	76	13	80	(2)	(598)	8,696
Cell Biotech Co. Ltd.	2,885	2,130	-	153	-	796	5,811
Chase Corp.	45,131	-	1,005	490	454	1,169	45,749
Chord Energy Corp.	359,790	668	13,186	13,510	(58)	43,200	390,414
Chord Energy Corp. warrants 9/1/24	6,466	-	6	-	(1)	67	6,526
Chord Energy Corp. warrants 9/1/25	2,829	-	3	-	-	(17)	2,809
Chori Co. Ltd.	10,106	11,072	22	442	6	4,824	25,986
Chuoh Pack Industry Co. Ltd.	3,267	-	3	64	1	176	3,441
Civeo Corp.	25,981	-	2,779	-	(2,262)	5,600	26,540
Civitas Resources, Inc.	166,566	3,677	171	10,598	140	21,518	191,730
Climb Global Solutions, Inc.	8,855	-	167	96	76	1,684	10,448
Clip Corp.	1,374	-	1	-	-	86	1,459
Codorus Valley Bancorp, Inc.	14,246	-	13,069	-	3,853	(5,030)	-
Create SD Holdings Co. Ltd.	114,519	-	986	795	641	19,097	133,271
DVx, Inc.	4,838	-	4	-	2	72	4,908
Daewon Pharmaceutical Co. Ltd.	29,234	-	-	281	-	192	29,426
Daiichi Kensetsu Corp.	14,777	-	4,820	-	717	(236)	-
Daishin-Chemical Co. Ltd.	2,014	216	2	-	-	68	2,296
Daito Pharmaceutical Co. Ltd.	19,319	1,063	37	222	(16)	506	20,835
DongKook Pharmaceutical Co. Ltd.	46,410	134	-	371	-	(2,857)	43,687
EcoGreen International Group Ltd.	12,826	-	11	-	2	(2,555)	10,262
Elematec Corp.	20,032	-	23	357	13	6,859	26,881
Embecta Corp.	101,535	458	91	1,037	7	(10,584)	91,325
First Juken Co. Ltd.	11,487	-	11	181	1	(650)	10,827
First of Long Island Corp.	23,126	-	399	526	(77)	(585)	22,065
Food Empire Holdings Ltd.	13,383	-	1,887	-	(389)	5,463	16,570
Foot Locker, Inc.	178,733	6,001	112,799	4,603	5,782	78,636	-
Fossil Group, Inc.	24,084	-	2,293	-	(2,098)	(75)	19,618
Fresh Del Monte Produce, Inc.	134,051	453	9,956	1,302	547	(5,762)	119,333
Fujikura Kasei Co., Ltd.	9,508	-	2,334	112	(3,828)	2,692	6,038
Fursys, Inc.	21,867	-	-	648	-	(212)	21,655
Gabia, Inc.	8,159	-	-	41	-	1,019	9,178
Genky DrugStores Co. Ltd.	24,366	16	26	89	21	4,422	28,799
Geumhwa PSC Co. Ltd.	8,184	-	-	307	-	322	8,506
Goodfellow, Inc.	5,532	-	101	231	(19)	2,184	7,596
GrafTech International Ltd.	92,982	29,256	80	288	11	(9,425)	112,744
Green Cross Co. Ltd.	3,600	67	4	-	-	236	3,899
Gujarat State Fertilizers & Chemicals Ltd.	49,021	-	19,928	432	6,524	(13,321)	-
Halows Co. Ltd.	38,573	244	37	211	26	1,548	40,354
Hamakyorex Co. Ltd.	29,044	896	28	348	11	1,292	31,215
Handsome Co. Ltd.	33,441	-	-	550	-	(2,278)	31,163
Hoshi Iryo-Sanki Co. Ltd.	5,819	49	6	38	2	325	6,189
Huons Co. Ltd.	24,682	-	-	336	-	(4,267)	20,415
Hyster-Yale Materials Handling, Inc. Class A	6,915	-	5	129	-	(433)	6,477
Hyster-Yale Materials Handling, Inc. Class B	10,723	-	-	200	-	(670)	10,053
IA Group Corp.	3,367	-	3	48	-	2	3,366
IDIS Holdings Co. Ltd.	8,256	-	-	105	-	683	8,939
Ihara Science Corp.	18,026	58	18	-	13	1,355	19,434
InBody Co. Ltd.	13,194	765	-	96	-	(596)	13,363
Indra Sistemas SA	104,257	-	176	(15)	(162)	35,413	139,332
InfoVine Co. Ltd.	5,702	-	2,322	57	(1)	(1,564)	-
Isewan Terminal Service Co. Ltd.	6,397	625	7	86	3	389	7,407
JLM Couture, Inc.	279	-	-	-	(1)	(69)	209
Jackson Financial, Inc.	117,186	-	96,844	4,685	9,444	42,293	-
Jumbo SA	146,277	-	146	3,637	106	22,847	169,084
KSK Co., Ltd.	8,577	486	8	-	6	459	9,520
Kingboard Chemical Holdings Ltd.	198,672	1,198	221	2,637	182	79,147	278,978
Kohsoku Corp.	18,948	-	352	242	100	5,222	23,918
Kondotec, Inc.	12,543	-	12	159	9	13	12,553
Kwang Dong Pharmaceutical Co. Ltd.	17,440	3,532	-	273	-	(627)	20,345
Kyeryong Construction Industrial Co. Ltd.	12,722	-	-	354	-	(1,633)	11,089
Maruzen Co. Ltd.	21,605	-	34	249	21	(255)	21,337
Metro, Inc.	1,190,599	-	318,913	7,335	286,946	(304,477)	854,155
Mi Chang Oil Industrial Co. Ltd.	10,703	-	-	285	-	(292)	10,411
Motonic Corp.	13,672	-	-	541	-	201	13,873
Muhak Co. Ltd.	10,205	-	4,781	100	(5,789)	3,221	-
Murakami Corp.	14,682	-	14	232	10	1,004	15,682
Murphy Oil Corp.	414,742	717	376,488	5,726	194,153	(101,329)	-
Nadex Co. Ltd.	4,351	-	5	48	2	716	5,064
Nafco Co. Ltd.	22,497	22	22	329	4	971	23,472
Next PLC	816,407	-	37,713	7,596	20,241	(40,582)	758,353
Nippo Ltd.	3,943	-	259	-	(117)	41	3,608
Origin Enterprises PLC	35,186	-	843	1,191	(527)	4,677	38,493
Park-Ohio Holdings Corp.	13,261	41	9	187	1	(3,362)	9,932
Parker Corp.	8,812	-	15	120	3	(1)	8,799
Peyto Exploration & Development Corp.	90,032	14,149	86	2,120	(1)	(17,539)	86,555
Piolax, Inc.	33,332	-	29,227	379	21,987	(26,092)	-
Prim SA	19,177	-	150	136	4	(1,879)	17,152
Qol Holdings Co. Ltd.	24,077	1,365	19	207	6	(4,652)	20,777
Quick Co. Ltd.	7,576	5,482	14	122	4	3,472	16,520
Raiznext Corp.	28,619	391	29	-	5	3,023	32,009
Rocky Mountain Chocolate Factory, Inc.	3,072	-	8	-	(3)	(673)	2,388
SJM Co. Ltd.	3,603	-	41	126	(55)	1,136	4,643
SNT Holdings Co. Ltd.	10,669	-	-	221	-	925	11,594
Sakai Moving Service Co. Ltd.	41,224	202	36	209	26	(2,881)	38,535
Sally Beauty Holdings, Inc.	89,141	16,981	114	-	31	22,870	128,909
Sanei Architecture Planning Co. Ltd.	21,081	-	19	410	7	(1,752)	19,317
Sarantis SA	27,263	810	27	-	16	5,241	33,303
Senshu Electric Co. Ltd.	27,236	-	30	327	23	9,809	37,038
Sewon Precision Industries Co. Ltd.	1,537	-	-	-	-	1,625	3,162
Societe Pour L'Informatique Industrielle SA	72,814	-	940	451	778	6,803	79,455
Soken Chemical & Engineer Co. Ltd.	9,118	-	21	-	(16)	(460)	8,621
St. Shine Optical Co. Ltd.	27,439	330	-	1,248	-	(894)	26,875
Step Co. Ltd.	15,007	125	15	164	10	857	15,984
Strattec Security Corp.	7,770	-	1,714	-	(221)	(842)	-
Sun Hing Vision Group Holdings Ltd.	2,683	-	21	73	(54)	(14)	2,594
Sunjin Co. Ltd.	19,085	-	-	151	-	(624)	18,461
T&K Toka Co. Ltd.	7,929	-	766	140	48	3,479	-
TOW Co. Ltd.	8,370	-	942	152	281	(713)	6,996
TSC Auto ID Technology Corp.	10,580	2,967	-	-	-	1,773	15,320
The Pack Corp.	26,438	-	2,779	261	1	2,014	25,674
Tohoku Steel Co. Ltd.	7,008	-	7	56	4	1,450	8,455
Tokyo Kisen Co. Ltd.	2,962	-	801	-	(618)	465	2,008
Tokyo Tekko Co. Ltd.	6,865	73	8	46	(1)	2,768	9,697
Tomen Devices Corp.	20,630	-	3,264	-	831	1,811	20,008
Totech Corp.	23,243	121	22	275	17	1,924	25,283
Trancom Co. Ltd.	45,626	-	46	351	45	1,629	47,254
Unum Group	442,418	-	94,754	8,538	34,526	98,948	481,138
Utah Medical Products, Inc.	19,911	-	198	127	180	(5)	19,888
VSE Corp.	42,234	7,524	2,701	239	473	16,411	63,941
VSTECS Holdings Ltd.	86,171	-	173	-	105	(15,761)	70,342
WIN-Partners Co. Ltd.	18,125	-	151	-	60	(9)	18,025
Whanin Pharmaceutical Co. Ltd.	23,033	-	-	344	-	1,842	24,875
World Holdings Co. Ltd.	21,993	1,735	107	712	(32)	2,748	26,337
Youngone Holdings Co. Ltd.	35,400	-	-	1,259	-	12,420	47,820
Yutaka Giken Co. Ltd.	17,184	2	167	274	(236)	(1,000)	15,783
Total	6,819,208	123,221	1,168,729	102,771	573,595	22,902	5,956,882

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	283,072	186,547	96,525	-
Consumer Discretionary	5,428,405	4,757,962	669,924	519
Consumer Staples	3,314,669	2,490,170	815,801	8,698
Energy	3,186,608	2,885,644	300,836	128
Financials	3,092,075	2,840,712	251,363	-
Health Care	4,293,293	3,704,449	588,844	-
Industrials	2,610,483	1,546,407	1,064,076	-
Information Technology	3,777,002	2,525,902	1,251,100	-
Materials	1,597,795	1,232,005	355,148	10,642
Real Estate	118,384	60,252	58,132	-
Utilities	428,523	372,824	55,699	-

Corporate Bonds	-	-	-	-

Money Market Funds	1,349,489	1,349,489	-	-
Total Investments in Securities:	29,479,798	23,952,363	5,507,448	19,987
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $441,439) - See accompanying schedule:
Unaffiliated issuers (cost $12,601,409)	$22,173,427
Fidelity Central Funds (cost $1,349,458)	1,349,489
Other affiliated issuers (cost $3,047,182)	5,956,882

Total Investment in Securities (cost $16,998,049)		$29,479,798
Cash		5
Foreign currency held at value (cost $4,556)		4,554
Receivable for investments sold		213,708
Receivable for fund shares sold		9,152
Dividends receivable		37,943
Distributions receivable from Fidelity Central Funds		3,783
Prepaid expenses		27
Other receivables		3,019
Total assets		29,751,989
Liabilities
Payable for investments purchased	$82,565
Payable for fund shares redeemed	12,928
Accrued management fee	18,453
Other affiliated payables	2,794
Other payables and accrued expenses	9,145
Collateral on securities loaned	451,442
Total Liabilities		577,327
Net Assets		$29,174,662
Net Assets consist of:
Paid in capital		$16,021,389
Total accumulated earnings (loss)		13,153,273
Net Assets		$29,174,662

Net Asset Value and Maximum Offering Price
Low-Priced Stock :
Net Asset Value , offering price and redemption price per share ($25,499,235 ÷ 524,139 shares)		$48.65
Class K :
Net Asset Value , offering price and redemption price per share ($3,675,427 ÷ 75,655 shares)		$48.58

Statement of Operations
Amounts in thousands		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends (including $102,771 earned from affiliated issuers)		$327,746
Interest		3
Income from Fidelity Central Funds (including $319 from security lending)		20,634
Income before foreign taxes withheld		$348,383
Less foreign taxes withheld		(19,201)
Total Income		329,182
Expenses
Management fee
Basic fee	$79,463
Performance adjustment	28,856
Transfer agent fees	15,591
Accounting fees	913
Custodian fees and expenses	634
Independent trustees' fees and expenses	48
Registration fees	98
Audit	136
Legal	28
Miscellaneous	89
Total expenses before reductions	125,856
Expense reductions	(521)
Total expenses after reductions		125,335
Net Investment income (loss)		203,847
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,184)	1,126,154
Redemptions in-kind	14,745
Affiliated issuers	573,595
Foreign currency transactions	540
Total net realized gain (loss)		1,715,034
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $1,806)	199,583
Affiliated issuers	22,902
Assets and liabilities in foreign currencies	1,090
Total change in net unrealized appreciation (depreciation)		223,575
Net gain (loss)		1,938,609
Net increase (decrease) in net assets resulting from operations		$2,142,456
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$203,847	$446,146
Net realized gain (loss)	1,715,034	3,185,349
Change in net unrealized appreciation (depreciation)	223,575	(4,865,790)
Net increase (decrease) in net assets resulting from operations	2,142,456	(1,234,295)
Distributions to shareholders	(2,504,391)	(3,782,854)
Share transactions - net increase (decrease)	1,177,417	(301,230)
Total increase (decrease) in net assets	815,482	(5,318,379)

Net Assets
Beginning of period	28,359,180	33,677,559
End of period	$29,174,662	$28,359,180

Financial Highlights
Fidelity® Low-Priced Stock Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$49.42	$58.05	$44.78	$49.03	$55.65	$54.38
Income from Investment Operations
Net investment income (loss) A,B	.34	.74	.58	.73	.91	.80
Net realized and unrealized gain (loss)	3.26	(2.86)	18.11	(.91)	(1.69)	5.33
Total from investment operations	3.60	(2.12)	18.69	(.18)	(.78)	6.13
Distributions from net investment income	(.55)	(.83)	(.86)	(.89)	(.84)	(.79)
Distributions from net realized gain	(3.81)	(5.68)	(4.56)	(3.19)	(5.00)	(4.06)
Total distributions	(4.37) C	(6.51)	(5.42)	(4.07) C	(5.84)	(4.86) C
Net asset value, end of period	$48.65	$49.42	$58.05	$44.78	$49.03	$55.65
Total Return D,E	7.99%	(4.16)%	45.83%	(.48)%	(1.20)%	12.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92% H	.82%	.65%	.78%	.52%	.62%
Expenses net of fee waivers, if any	.92% H	.82%	.64%	.78%	.52%	.62%
Expenses net of all reductions	.92% H	.82%	.64%	.78%	.51%	.62%
Net investment income (loss)	1.47% H	1.41%	1.12%	1.64%	1.86%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$25,499	$24,633	$28,251	$19,517	$24,047	$28,809
Portfolio turnover rate I,J	25% H	14%	21%	9% K	17%	11%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Low-Priced Stock Fund Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$49.38	$58.00	$44.75	$49.01	$55.63	$54.36
Income from Investment Operations
Net investment income (loss) A,B	.36	.79	.62	.77	.96	.85
Net realized and unrealized gain (loss)	3.24	(2.85)	18.09	(.91)	(1.69)	5.33
Total from investment operations	3.60	(2.06)	18.71	(.14)	(.73)	6.18
Distributions from net investment income	(.59)	(.88)	(.90)	(.93)	(.89)	(.84)
Distributions from net realized gain	(3.81)	(5.68)	(4.56)	(3.19)	(5.00)	(4.06)
Total distributions	(4.40)	(6.56)	(5.46)	(4.12)	(5.89)	(4.91) C
Net asset value, end of period	$48.58	$49.38	$58.00	$44.75	$49.01	$55.63
Total Return D,E	8.02%	(4.07)%	45.94%	(.41)%	(1.10)%	12.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.84% H	.74%	.56%	.69%	.43%	.53%
Expenses net of fee waivers, if any	.84% H	.74%	.56%	.69%	.43%	.53%
Expenses net of all reductions	.84% H	.74%	.56%	.69%	.43%	.53%
Net investment income (loss)	1.55% H	1.49%	1.20%	1.72%	1.95%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$3,675	$3,726	$5,426	$4,294	$5,776	$7,601
Portfolio turnover rate I,J	25% H	14%	21%	9% K	17%	11%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023
( Amounts in thousands except percentages)

1 . Organization.
Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Low-Priced Stock Fund	$1,275

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred trustee compensation, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,505,461
Gross unrealized depreciation	(1,234,086)
Net unrealized appreciation (depreciation)	$12,271,375
Tax cost	$17,208,423

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(42,861)
Long-term	(26,231)
Total capital loss carryforward	$(69,092)

Due to a merger in a prior period, approximately $69,092 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $680 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Event Driven Opportunities Fund when it merged into the Fund on June 19, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock Fund	3,256,431	4,029,318

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Low-Priced Stock Fund	561	14,745	25,315	Low-Priced Stock, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Low-Priced Stock Fund	7,228	224,138	371,229	Low-Priced Stock, Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Low-Priced Stock	$14,859.12
Class K	732.04
	$15,591

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Low-Priced Stock Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Low-Priced Stock Fund	$74

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Low-Priced Stock Fund	396,055	105,392	35,484
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Low-Priced Stock Fund	$37
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Low-Priced Stock Fund	$33	$- A	$-
A In the amount of less than five hundred dollars.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $518.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Low-Priced Stock Fund
Distributions to shareholders
Low-Priced Stock	$ 2,185,254	$3,179,810
Class K	319,137	603,044
Total	$2,504,391	$3,782,854
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Low-Priced Stock Fund
Low-Priced Stock
Shares sold	14,920	31,877	$694,233	$1,663,480
Reinvestment of distributions	44,186	55,687	2,022,615	2,957,810
Shares redeemed	(33,373)	(75,860)	(1,539,240)	(3,980,577)
Net increase (decrease)	25,733	11,704	$1,177,608	$640,713
Class K
Shares sold	5,282	11,545	$245,372	$608,413
Reinvestment of distributions	6,981	11,368	319,132	603,042
Shares redeemed	(12,073)	(41,004)	(564,695)	(2,153,398)
Net increase (decrease)	190	(18,091)	$(191)	$(941,943)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Low-Priced Stock Fund
Fidelity® Low-Priced Stock Fund	.92%
Actual		$ 1,000	$ 1,079.90	$ 4.82
Hypothetical- B		$ 1,000	$ 1,020.57	$ 4.69
Class K	.84%
Actual		$ 1,000	$ 1,080.20	$ 4.40
Hypothetical- B		$ 1,000	$ 1,020.97	$ 4.28

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700505.126
LPS-SANN-0423
Fidelity® Low-Priced Stock K6 Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
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Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

UnitedHealth Group, Inc.	4.4
AutoZone, Inc.	3.4
Elevance Health, Inc.	2.7
Metro, Inc.	2.7
Next PLC	2.6
Ross Stores, Inc.	2.1
Universal Health Services, Inc. Class B	1.8
Unum Group	1.6
Monster Beverage Corp.	1.6
Chord Energy Corp.	1.4
24.3

Market Sectors (% of Fund's net assets)

Consumer Discretionary	18.3
Health Care	14.5
Information Technology	12.8
Consumer Staples	11.0
Energy	10.9
Financials	10.5
Industrials	8.6
Materials	5.4
Utilities	1.4
Communication Services	1.0
Real Estate	0.4

Asset Allocation (% of Fund's net assets)

Foreign investments - 39.5%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.0%
Entertainment - 0.7%
GungHo Online Entertainment, Inc.	54,240	903,934
International Games Systems Co. Ltd.	366,400	6,056,450
Warner Bros Discovery, Inc. (a)	942,670	13,970,369
		20,930,753
Interactive Media & Services - 0.0%
Cars.com, Inc. (a)	7,580	129,618
Infocom Corp.	5,339	89,998
New Work SE	202	36,894
Ziff Davis, Inc. (a)	2,727	244,012
ZIGExN Co. Ltd.	380,656	1,116,242
		1,616,764
Media - 0.3%
AMC Networks, Inc. Class A (a)	9,182	169,959
Cl Holdings, Inc.	2,849	17,896
Comcast Corp. Class A	56,921	2,239,841
Corus Entertainment, Inc. Class B (non-vtg.)	84,286	142,530
DMS, Inc.	21,485	208,239
Gray Television, Inc.	17,700	229,392
Intage Holdings, Inc. (b)	92,485	1,114,567
Nexstar Broadcasting Group, Inc. Class A	1,600	327,632
Pico Far East Holdings Ltd.	2,261,243	444,660
RKB Mainichi Broadcasting Corp.	2,963	137,700
Saga Communications, Inc. Class A	57,846	1,460,612
TechTarget, Inc. (a)	4,509	223,331
Thryv Holdings, Inc. (a)	46,161	1,032,622
TOW Co. Ltd.	313,155	707,309
Trenders, Inc.	16,291	233,745
TVA Group, Inc. Class B (non-vtg.) (a)	247,133	352,901
		9,042,936
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	10,579	255,960
TOTAL COMMUNICATION SERVICES		31,846,413
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 1.0%
Adient PLC (a)	16,547	744,946
Akwel	1,178	20,183
ASTI Corp.	26,703	603,914
Cie Automotive SA	46,213	1,368,550
Compagnie Plastic Omnium SA	49,622	865,303
DaikyoNishikawa Corp.	53,627	252,271
G-Tekt Corp.	228,324	2,714,079
Gentex Corp.	63,963	1,887,548
GUD Holdings Ltd.	10,274	61,033
Hi-Lex Corp.	141,363	1,253,560
IJTT Co. Ltd.	10	41
LCI Industries	1,000	112,220
Lear Corp.	39,674	5,783,676
Linamar Corp.	109,163	5,574,857
Motonic Corp.	208,664	1,400,977
Murakami Corp.	89,031	1,642,859
Nippon Seiki Co. Ltd.	223,056	1,437,977
Patrick Industries, Inc.	14,222	1,009,335
Sewon Precision Industries Co. Ltd.	17,674	111,788
SJM Co. Ltd.	127,823	467,411
SNT Holdings Co. Ltd.	88,674	1,161,588
Strattec Security Corp. (a)	21,759	542,017
TBK Co. Ltd. (b)	61,342	118,629
Topre Corp.	35,567	346,955
TPR Co. Ltd.	38,050	385,823
Yachiyo Industry Co. Ltd. (b)	97,852	934,208
Yutaka Giken Co. Ltd.	107,656	1,415,013
		32,216,761
Automobiles - 0.0%
Isuzu Motors Ltd.	9,978	126,175
Kabe Husvagnar AB (B Shares)	23,865	487,222
		613,397
Distributors - 0.1%
Arata Corp.	58,151	1,886,064
Central Automotive Products Ltd.	28,738	536,637
LKQ Corp.	9,510	560,710
PALTAC Corp.	20,615	746,409
SPK Corp.	56,433	639,558
		4,369,378
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	10,200	389,436
Clip Corp.	18,995	117,235
Cross-Harbour Holdings Ltd.	235,736	327,437
Frontdoor, Inc. (a)	43,513	1,182,683
H&R Block, Inc.	2,400	93,552
JP-Holdings, Inc.	18,354	48,115
Kukbo Design Co. Ltd.	15,692	210,043
MegaStudyEdu Co. Ltd.	18,900	1,145,329
Step Co. Ltd.	123,992	1,722,952
YDUQS Participacoes SA	20,400	41,513
		5,278,295
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	337,113	2,791,008
Brinker International, Inc. (a)	8,967	353,838
Everi Holdings, Inc. (a)	525	9,119
Ibersol SGPS SA	155,855	1,043,737
J.D. Wetherspoon PLC (a)	10,015	56,080
Kindred Group PLC (depositary receipt)	114,082	1,146,536
Ride On Express Holdings Co. Lt	3,926	32,619
Ruth's Hospitality Group, Inc.	24,508	424,233
		5,857,170
Household Durables - 4.0%
Ace Bed Co. Ltd.	3,981	112,192
Barratt Developments PLC	5,184,970	29,391,750
Bellway PLC	397,161	10,370,574
Chervon Holdings Ltd.	10,861	54,532
Coway Co. Ltd.	3,100	140,408
Cuckoo Holdings Co. Ltd.	49,130	656,277
D.R. Horton, Inc.	142,895	14,102,308
Emak SpA	434,582	566,002
First Juken Co. Ltd.	131,690	1,055,965
FJ Next Co. Ltd.	130,528	1,006,311
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	2,067,246	10,627,829
Hamilton Beach Brands Holding Co. Class A (b)	68,806	891,038
Helen of Troy Ltd. (a)	110,542	12,503,406
M/I Homes, Inc. (a)	40,943	2,448,391
Mohawk Industries, Inc. (a)	165,906	19,918,674
Open House Group Co. Ltd.	59,719	2,259,187
Portmeirion Group PLC	5,663	24,785
Pressance Corp.	273,428	3,498,355
Sanei Architecture Planning Co. Ltd.	182,708	2,097,774
Taylor Morrison Home Corp. (a)	228,216	8,170,133
Tempur Sealy International, Inc.	22,057	898,823
Token Corp.	26,011	1,573,045
Toll Brothers, Inc.	7,811	464,676
TopBuild Corp. (a)	1,004	200,860
Vistry Group PLC	592,326	5,436,705
ZAGG, Inc. rights (a)(c)	384	0
		128,470,000
Internet & Direct Marketing Retail - 0.2%
Aucfan Co. Ltd. (a)	2,334	7,100
Belluna Co. Ltd.	667,504	3,588,453
Ci Medical Co. Ltd.	12,293	502,764
Connectwave Co. Ltd. (a)	7,800	99,266
Dustin Group AB (a)(d)	32,327	108,750
Enigmo, Inc. (b)	136,231	650,333
Hamee Corp. (b)	67,859	393,717
Papyless Co. Ltd.	10,347	80,154
Syuppin Co. Ltd.	32,605	275,871
Vipshop Holdings Ltd. ADR (a)	108,404	1,677,010
		7,383,418
Leisure Products - 0.0%
Miroku Corp.	1,867	20,980
Multiline Retail - 2.9%
B&M European Value Retail SA	1,083,918	5,982,652
Big Lots, Inc. (b)	178,333	2,917,528
Europris ASA (d)	43,585	280,113
Gwangju Shinsegae Co. Ltd.	23,667	618,812
Lifestyle China Group Ltd. (a)	1,436,805	194,696
Max Stock Ltd.	1,483	2,793
Next PLC	1,021,985	83,383,769
Pan Pacific International Holdings Ltd.	2,912	53,852
Ryohin Keikaku Co. Ltd.	10,839	120,184
		93,554,399
Specialty Retail - 7.8%
Academy Sports & Outdoors, Inc.	10,221	597,111
Arcland Sakamoto Co. Ltd.	17,000	191,538
AutoZone, Inc. (a)	44,462	108,436,149
Best Buy Co., Inc.	103,845	9,213,128
BMTC Group, Inc.	275,032	2,858,737
Buffalo Co. Ltd.	6,978	60,737
Dick's Sporting Goods, Inc.	6,885	900,283
Foot Locker, Inc.	390,839	17,005,405
Formosa Optical Technology Co. Ltd.	17,000	33,062
Fuji Corp.	56,643	586,833
Genesco, Inc. (a)	4,529	218,705
Goldlion Holdings Ltd.	2,947,441	533,242
Handsman Co. Ltd.	45,505	409,715
IA Group Corp.	12,693	334,814
International Housewares Retail Co. Ltd.	446,312	163,347
JD Sports Fashion PLC	3,766,361	7,557,065
Jumbo SA	718,294	12,869,122
Kid ASA (d)	7,437	55,657
Ku Holdings Co. Ltd.	153,438	1,700,736
Leon's Furniture Ltd.	33,781	477,308
Maisons du Monde SA (d)	13,122	160,773
Mr. Bricolage SA (a)	62,928	543,193
Nafco Co. Ltd.	219,862	2,758,168
Nextage Co. Ltd.	35,377	795,740
Nitori Holdings Co. Ltd.	6,469	856,210
Ross Stores, Inc.	556,573	65,781,363
Sally Beauty Holdings, Inc. (a)	853,910	13,303,918
The Buckle, Inc.	11,933	525,052
WH Smith PLC	5,110	100,514
Williams-Sonoma, Inc.	3,417	461,090
		249,488,715
Textiles, Apparel & Luxury Goods - 1.9%
Best Pacific International Holdings Ltd.	4,529,713	646,774
Capri Holdings Ltd. (a)	327,914	21,803,002
Deckers Outdoor Corp. (a)	1,721	735,693
Embry Holdings Ltd. (a)	176,815	14,212
Fossil Group, Inc. (a)	375,637	2,133,618
Gildan Activewear, Inc.	509,476	15,974,852
Handsome Co. Ltd.	151,100	3,363,418
JLM Couture, Inc. (a)(c)	11,731	15,837
Levi Strauss & Co. Class A (b)	1,000	18,400
PVH Corp.	109,924	9,882,168
Samsonite International SA (a)(d)	108,067	321,930
Steven Madden Ltd.	2,009	72,023
Sun Hing Vision Group Holdings Ltd.	1,447,639	197,817
Texwinca Holdings Ltd.	4,071,549	706,531
Victory City International Holdings Ltd. (c)	4,590,144	169,764
Youngone Corp.	27,064	961,305
Youngone Holdings Co. Ltd.	64,795	3,224,268
		60,241,612
TOTAL CONSUMER DISCRETIONARY		587,494,125
CONSUMER STAPLES - 11.0%
Beverages - 1.8%
A.G. Barr PLC	215,604	1,461,941
Britvic PLC	633,886	6,072,149
Monster Beverage Corp. (a)	488,416	50,834,337
Muhak Co. Ltd.	35,600	152,483
Spritzer Bhd	444,300	230,745
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	163,055	247,371
		58,999,026
Food & Staples Retailing - 6.7%
Acomo NV	14,784	315,662
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	200,650	9,162,748
Belc Co. Ltd.	160,385	6,910,519
BJ's Wholesale Club Holdings, Inc. (a)	12,657	917,253
Corporativo Fragua S.A.B. de CV	29,484	518,798
Cosmos Pharmaceutical Corp.	173,336	16,936,196
Create SD Holdings Co. Ltd.	543,974	14,801,395
Daikokutenbussan Co. Ltd.	34,158	1,430,606
G-7 Holdings, Inc.	134,661	1,667,256
Genky DrugStores Co. Ltd.	108,624	3,130,011
Halows Co. Ltd.	170,583	4,178,457
Kusuri No Aoki Holdings Co. Ltd.	71,829	4,047,142
MARR SpA (a)	9,186	120,438
MARR SpA	1,900	24,911
Metro, Inc.	1,567,696	85,091,883
North West Co., Inc.	8,190	223,070
Qol Holdings Co. Ltd.	249,725	2,257,265
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	1,112	70,619
Sapporo Clinical Laboratory	3,770	34,639
Sprouts Farmers Market LLC (a)	427,048	13,644,184
Sugi Holdings Co. Ltd.	5,494	240,132
Sundrug Co. Ltd.	168,493	4,767,227
Tsuruha Holdings, Inc.	16,303	1,200,351
United Natural Foods, Inc. (a)	49,069	2,042,252
Walgreens Boots Alliance, Inc.	989,503	36,473,081
YAKUODO Holdings Co. Ltd.	16,994	339,325
Yaoko Co. Ltd.	78,810	4,114,214
		214,659,634
Food Products - 2.1%
Armanino Foods of Distinction	21,468	77,714
Axyz Co. Ltd.	2,141	47,909
Carr's Group PLC (c)	575,561	862,140
Cloetta AB	2,240	4,657
Cranswick PLC	53,692	2,106,299
Dole PLC (b)	86,872	1,001,634
Food Empire Holdings Ltd.	3,028,588	1,639,250
Fresh Del Monte Produce, Inc.	463,498	13,256,043
Inghams Group Ltd.	66,195	136,087
Ingredion, Inc.	28,829	2,963,621
Kaveri Seed Co. Ltd.	54,000	350,113
Kri Kri Milk Industry SA	13,249	89,015
Lassonde Industries, Inc. Class A (sub. vtg.)	1,328	116,626
Origin Enterprises PLC	771,073	3,495,594
Ottogi Corp.	18,573	7,172,787
Pacific Andes International Holdings Ltd. (a)(c)	3,104,000	4
Pacific Andes Resources Development Ltd. (a)(c)	176,886	1
Pickles Holdings Co. Ltd.	38,490	359,072
Prima Meat Packers Ltd.	81,472	1,382,105
Rocky Mountain Chocolate Factory, Inc. (a)(b)	62,043	326,967
S Foods, Inc.	87,398	1,997,635
Seaboard Corp.	4,475	17,544,238
Sunjin Co. Ltd.	75,520	606,152
Sunjuice Holdings Co. Ltd.	22,000	207,993
Thai President Foods PCL (For. Reg.)	33,372	204,336
Tyson Foods, Inc. Class A	190,616	12,533,002
		68,480,994
Household Products - 0.0%
Transaction Co. Ltd.	61,071	728,728
Personal Products - 0.3%
Hengan International Group Co. Ltd.	962,332	4,734,058
Sarantis SA	315,803	2,643,604
TCI Co. Ltd.	41,000	258,177
		7,635,839
Tobacco - 0.1%
KT&G Corp.	5,420	406,066
Scandinavian Tobacco Group A/S (d)	76,114	1,319,234
		1,725,300
TOTAL CONSUMER STAPLES		352,229,521
ENERGY - 10.9%
Energy Equipment & Services - 0.5%
Bristow Group, Inc. (a)	19,077	582,612
Championx Corp.	25,216	832,632
Enerflex Ltd.	5,651	40,772
Helix Energy Solutions Group, Inc. (a)	70,984	562,903
John Wood Group PLC (a)	1,258,602	2,199,489
KS Energy Services Ltd. (a)(c)	810,548	8,020
Liberty Oilfield Services, Inc. Class A	542,010	8,580,018
Oil States International, Inc. (a)	283,799	2,429,319
PHX Energy Services Corp.	130,291	780,444
Total Energy Services, Inc.	137,216	955,990
		16,972,199
Oil, Gas & Consumable Fuels - 10.4%
Adams Resources & Energy, Inc.	16,342	784,416
Antero Resources Corp. (a)	23,262	670,876
APA Corp.	1,051	46,591
Baytex Energy Corp. (a)	65,063	301,220
Beach Energy Ltd.	979,564	1,052,628
Berry Corp.	455,943	4,194,676
Birchcliff Energy Ltd.	10,883	69,770
Bonterra Energy Corp. (a)	59,372	296,737
Callon Petroleum Co. (a)	159,312	6,778,726
Cenovus Energy, Inc. (Canada)	1,180,556	23,583,615
China Petroleum & Chemical Corp. (H Shares)	10,733,425	5,795,725
Chord Energy Corp.	301,781	43,254,271
Chord Energy Corp.:
warrants 9/1/24 (a)	34,173	674,917
warrants 9/1/25 (a)	16,983	288,711
Civitas Resources, Inc.	318,694	21,209,086
CNX Resources Corp. (a)(b)	175,225	2,931,514
Denbury, Inc. (a)	14,501	1,258,397
Diamondback Energy, Inc.	56,523	8,259,141
Energy Transfer LP	79,205	1,051,842
Enterprise Products Partners LP	181,764	4,653,158
EQT Corp.	666,117	21,762,042
Exxon Mobil Corp.	4,226	490,258
Hankook Shell Oil Co. Ltd.	5,281	1,012,246
HF Sinclair Corp.	436,601	24,842,597
INPEX Corp.	10,100	110,985
Iwatani Corp.	10,666	459,718
Marathon Oil Corp.	1,059,452	29,103,146
Murphy Oil Corp.	334,359	14,581,396
NACCO Industries, Inc. Class A	49,068	1,912,180
Northern Oil & Gas, Inc.	43,587	1,461,036
Oil & Natural Gas Corp. Ltd.	5,168,069	9,228,334
Oil India Ltd.	3,428,300	9,838,940
Ovintiv, Inc.	244,324	12,028,071
PDC Energy, Inc.	15,498	1,049,680
Petronet LNG Ltd.	1,623,900	4,331,939
Peyto Exploration & Development Corp. (b)	1,046,912	9,544,205
Range Resources Corp.	22,438	561,399
SilverBow Resources, Inc. (a)	78,901	2,072,729
Southwestern Energy Co. (a)	5,640,768	31,137,039
Star Petroleum Refining PCL (For. Reg.)	816,982	288,119
Thungela Resources Ltd.	2,119	27,561
TotalEnergies SE sponsored ADR	498,095	30,901,814
Unit Corp. warrants 9/3/27 (a)	21,198	139,907
Vital Energy, Inc. (a)(b)	4,956	278,924
		334,320,282
TOTAL ENERGY		351,292,481
FINANCIALS - 10.5%
Banks - 2.2%
ACNB Corp. (b)	37,512	1,476,097
Arrow Financial Corp.	44,659	1,469,728
Associated Banc-Corp.	21,215	475,428
Bank7 Corp.	10,303	283,951
Bar Harbor Bankshares	72,459	2,251,301
C & F Financial Corp.	2,857	174,248
Cadence Bank	9,636	246,489
Camden National Corp.	38,296	1,617,240
Cathay General Bancorp	58,644	2,577,990
Central Pacific Financial Corp.	12,612	285,031
Central Valley Community Bancorp	11,327	282,042
Citizens Financial Services, Inc. (b)	2,543	200,032
CNB Financial Corp., Pennsylvania	1,014	24,458
Community Trust Bancorp, Inc.	6,742	290,445
Dimeco, Inc.	2,739	125,939
Eagle Bancorp, Inc.	114,854	5,454,416
East West Bancorp, Inc.	53,213	4,178,285
Financial Institutions, Inc.	48,188	1,190,725
First Bancorp, Puerto Rico	27,565	370,749
First Foundation, Inc.	2,538	39,415
First of Long Island Corp.	124,020	2,190,193
Five Star Bancorp (b)	15,389	414,887
FNB Corp., Pennsylvania	38,491	549,267
Hanmi Financial Corp.	61,971	1,443,305
LCNB Corp.	8,178	149,249
Meridian Bank/Malvern, PA	10,932	348,184
Oak Valley Bancorp Oakdale California (b)	11,401	288,673
OFG Bancorp	10,598	300,029
Plumas Bancorp	21,054	863,003
Popular, Inc.	4,943	339,288
Preferred Bank, Los Angeles	23,309	1,657,969
QCR Holdings, Inc.	7,007	368,288
Regions Financial Corp.	14,915	351,099
Sparebank 1 Sr Bank ASA (primary capital certificate)	124,996	1,445,113
Sparebanken Nord-Norge	214,024	1,989,804
The First Bancorp, Inc.	15,866	470,586
U.S. Bancorp	10,861	540,878
United Community Bank, Inc.	10,886	354,230
Unity Bancorp, Inc.	11,932	315,840
Washington Trust Bancorp, Inc.	72,815	3,114,298
Wells Fargo & Co.	635,733	29,796,806
West Bancorp., Inc.	69,030	1,511,757
		71,816,755
Capital Markets - 0.8%
Azimut Holding SpA	12,820	318,885
Banca Generali SpA	4,017	147,607
CI Financial Corp.	445,568	5,314,467
Diamond Hill Investment Group, Inc.	2,094	394,572
Federated Hermes, Inc.	197,980	7,780,614
Lazard Ltd. Class A	185,250	7,424,820
LPL Financial	2,668	632,636
PJT Partners, Inc.	575	46,017
SEI Investments Co.	3,315	206,955
T. Rowe Price Group, Inc.	1,109	129,165
Van Lanschot Kempen NV (Bearer)	101,813	2,922,110
		25,317,848
Consumer Finance - 1.9%
Aeon Credit Service (Asia) Co. Ltd.	1,760,393	1,156,412
Bread Financial Holdings, Inc. (b)	4,636	190,215
Cash Converters International Ltd.	562,044	93,429
Discover Financial Services	245,009	28,599,901
Navient Corp.	217,400	4,124,078
Regional Management Corp.	28,073	968,238
Synchrony Financial	698,485	25,655,354
		60,787,627
Diversified Financial Services - 0.5%
Far East Horizon Ltd.	101,108	91,328
Fuyo General Lease Co. Ltd.	14,086	968,098
Jackson Financial, Inc.	179,762	7,916,718
Ricoh Leasing Co. Ltd.	40,837	1,220,093
Tokyo Century Corp.	16,558	582,198
Zenkoku Hosho Co. Ltd.	143,447	5,586,938
		16,365,373
Insurance - 4.5%
AEGON NV	1,109,728	6,121,029
AFLAC, Inc.	136,787	10,053,845
ASR Nederland NV	182,756	8,618,877
Chubb Ltd.	1,656	376,723
Db Insurance Co. Ltd.	199,770	10,633,017
Direct Line Insurance Group PLC	733,600	1,604,891
Employers Holdings, Inc.	66,409	2,913,363
Hartford Financial Services Group, Inc.	8,656	671,792
Hiscox Ltd.	9,984	138,412
Hyundai Fire & Marine Insurance Co. Ltd.	70,247	1,766,414
Legal & General Group PLC	770,222	2,411,903
National Western Life Group, Inc.	11,478	3,177,110
NN Group NV	65,323	2,827,853
Old Republic International Corp.	13,235	349,272
Primerica, Inc.	35,669	5,769,461
Qualitas Controladora S.A.B. de CV	68,574	378,221
Reinsurance Group of America, Inc.	223,926	33,985,249
Selective Insurance Group, Inc.	2,900	275,500
The Travelers Companies, Inc.	2,300	439,576
Unum Group	1,242,618	52,227,235
		144,739,743
Thrifts & Mortgage Finance - 0.6%
ASAX Co. Ltd.	67	313
Axos Financial, Inc. (a)	37,697	1,813,980
Enact Holdings, Inc.	284,786	7,162,368
EQB, Inc.	65,152	3,228,832
Essent Group Ltd.	85,260	3,753,998
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	555	59,979
Class C (non-vtg.)	18,515	2,461,940
Hingham Institution for Savings	1,220	356,655
Southern Missouri Bancorp, Inc.	13,589	657,979
Walker & Dunlop, Inc.	1,121	106,921
		19,602,965
TOTAL FINANCIALS		338,630,311
HEALTH CARE - 14.5%
Biotechnology - 1.6%
Amgen, Inc.	122,468	30,910,923
Cell Biotech Co. Ltd.	49,400	554,102
Essex Bio-Technology Ltd.	1,236,235	673,688
Exelixis, Inc. (a)	15,079	265,692
Gilead Sciences, Inc.	4,626	388,306
Regeneron Pharmaceuticals, Inc. (a)	22,322	16,930,567
United Therapeutics Corp. (a)	101	26,580
		49,749,858
Health Care Equipment & Supplies - 0.9%
Arts Optical International Holdings Ltd. (a)	969,071	94,396
Embecta Corp. (b)	387,822	10,234,623
Fukuda Denshi Co. Ltd.	174,410	6,078,064
Hoshi Iryo-Sanki Co. Ltd.	27,666	835,391
I-Sens, Inc.	35,100	1,000,376
InBody Co. Ltd.	85,500	1,539,952
Japan Lifeline Co. Ltd.	10,000	73,497
Medikit Co. Ltd.	6,856	130,026
Nakanishi, Inc.	43,073	913,819
Prim SA	103,577	1,300,573
ResMed, Inc.	2,443	557,908
St. Shine Optical Co. Ltd.	343,100	2,903,435
Techno Medica Co. Ltd.	2,536	33,963
Utah Medical Products, Inc.	23,292	2,145,892
Value Added Technology Co. Ltd.	43,287	1,253,272
Vieworks Co. Ltd.	43,800	1,148,096
		30,243,283
Health Care Providers & Services - 10.8%
Centene Corp. (a)	99,645	7,596,935
Cigna Corp.	40,622	12,863,769
DaVita HealthCare Partners, Inc. (a)	3,316	273,205
DVx, Inc.	50,170	396,766
Elevance Health, Inc.	171,317	85,656,787
HCA Holdings, Inc.	1,009	257,366
Henry Schein, Inc. (a)	2,816	242,598
Hi-Clearance, Inc.	174,000	832,680
Humana, Inc.	30,961	15,842,744
Laboratory Corp. of America Holdings	39,751	10,022,022
Quest Diagnostics, Inc.	9,568	1,420,657
Select Medical Holdings Corp.	21,776	633,028
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	1,010	1,781
Ship Healthcare Holdings, Inc.	8,995	174,658
Sinopharm Group Co. Ltd. (H Shares)	4,527,645	11,097,222
UnitedHealth Group, Inc.	282,942	141,241,809
Universal Health Services, Inc. Class B	381,623	56,560,345
WIN-Partners Co. Ltd.	255,120	1,958,069
		347,072,441
Health Care Technology - 0.0%
Software Service, Inc.	5,251	356,095
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	46,819	10,801,611
Pharmaceuticals - 0.9%
Bliss Gvs Pharma Ltd.	200,498	192,298
China Medical System Holdings Ltd.	1,085,587	1,873,959
Consun Pharmaceutical Group Ltd.	432,035	227,962
Dai Han Pharmaceutical Co. Ltd.	32,100	761,611
Daito Pharmaceutical Co. Ltd.	111,863	2,265,121
Dawnrays Pharmaceutical Holdings Ltd.	7,032,889	1,166,158
DongKook Pharmaceutical Co. Ltd.	222,780	3,089,732
Faes Farma SA	325,459	1,217,150
FDC Ltd. (a)	205,423	669,403
Fuji Pharma Co. Ltd.	68,090	558,128
Genomma Lab Internacional SA de CV	246,852	231,770
Granules India Ltd.	14,327	51,956
Huons Co. Ltd.	78,866	1,885,656
Hypera SA	45,900	419,550
Jazz Pharmaceuticals PLC (a)	1,245	195,042
Kaken Pharmaceutical Co. Ltd.	4,130	119,877
Korea United Pharm, Inc.	4,980	93,301
Kwang Dong Pharmaceutical Co. Ltd.	450,892	2,202,767
Lee's Pharmaceutical Holdings Ltd.	2,352,758	575,509
Luye Pharma Group Ltd. (a)(d)	98,016	50,350
Nippon Chemiphar Co. Ltd.	9,460	130,130
Recordati SpA	19,215	838,299
Samjin Pharmaceutical Co. Ltd.	100	1,946
Sanofi SA	79,829	7,817,213
Syngen Biotech Co. Ltd.	35,000	182,182
Towa Pharmaceutical Co. Ltd.	34,901	551,033
Whanin Pharmaceutical Co. Ltd.	652	9,268
		27,377,371
TOTAL HEALTH CARE		465,600,659
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.1%
BWX Technologies, Inc.	1,108	67,433
Huntington Ingalls Industries, Inc.	1,067	235,316
Rheinmetall AG	2,964	689,575
V2X, Inc. (a)	43,686	1,929,174
		2,921,498
Air Freight & Logistics - 0.0%
AIT Corp.	17,916	207,402
Compania de Distribucion Integral Logista Holdings SA	440	11,901
Sinotrans Ltd. (H Shares)	3,263,666	1,125,798
		1,345,101
Airlines - 0.0%
Jet2 PLC	12,387	185,546
Building Products - 0.3%
Builders FirstSource, Inc. (a)	4,800	382,560
Hayward Holdings, Inc. (a)(b)	415,600	5,606,444
Kondotec, Inc.	174,603	1,368,138
Masonite International Corp. (a)	2,881	262,805
Nihon Dengi Co. Ltd.	33,742	829,342
Nihon Flush Co. Ltd.	135,377	965,629
Owens Corning	3,858	372,876
Sekisui Jushi Corp.	14,480	219,774
		10,007,568
Commercial Services & Supplies - 0.8%
Aeon Delight Co. Ltd.	8,960	212,703
AJIS Co. Ltd.	75,634	1,371,914
Asia File Corp. Bhd	361,200	146,750
Calian Group Ltd.	8,052	373,083
Civeo Corp. (a)	76,887	2,633,380
CoreCivic, Inc. (a)	494,032	5,256,500
CTS Co. Ltd.	364	2,260
Fursys, Inc.	600	14,437
Lion Rock Group Ltd.	1,583,452	204,202
Mears Group PLC	109,321	276,292
Mitie Group PLC	4,331,528	4,165,297
NICE Total Cash Management Co., Ltd.	111,311	454,410
Pilot Corp.	503	17,953
Prosegur Compania de Seguridad SA (Reg.)	31,451	71,051
S1 Corp.	900	42,058
Sunny Friend Environmental Technology Co. Ltd.	10,000	56,186
The GEO Group, Inc. (a)	211,693	2,434,470
VSE Corp.	126,499	6,944,795
		24,677,741
Construction & Engineering - 0.5%
Argan, Inc.	10,225	398,673
Boustead Projs. Pte Ltd.	126,522	76,611
Boustead Singapore Ltd.	630,740	389,144
Br Holding Corp.	5,388	14,114
Dai-Dan Co. Ltd.	10,799	183,121
Daiichi Kensetsu Corp.	108,641	1,134,602
EMCOR Group, Inc.	5,551	822,936
Fuji Furukawa Engineering & Construction Co. Ltd.	1,532	42,128
Geumhwa PSC Co. Ltd.	38,839	917,662
Kyeryong Construction Industrial Co. Ltd.	27,197	446,785
Meisei Industrial Co. Ltd.	124,969	796,773
Mirait One Corp.	41,687	508,382
Nippon Rietec Co. Ltd.	108,688	751,175
Primoris Services Corp.	145,594	3,872,800
Raiznext Corp.	360,907	3,669,537
Seikitokyu Kogyo Co. Ltd.	18,722	116,772
Shinnihon Corp.	192,996	1,230,587
Sinopec Engineering Group Co. Ltd. (H Shares)	8,815	4,443
Totetsu Kogyo Co. Ltd.	15,002	310,110
United Integrated Services Co.	32,200	222,108
		15,908,463
Electrical Equipment - 1.1%
Acuity Brands, Inc.	58,880	11,100,058
Aichi Electric Co. Ltd.	63,201	1,683,507
AQ Group AB	82,790	2,695,647
Atkore, Inc. (a)	7,392	962,808
Chiyoda Integre Co. Ltd.	37,466	652,197
Generac Holdings, Inc. (a)	910	109,746
GrafTech International Ltd.	1,921,585	12,567,166
Hammond Power Solutions, Inc. Class A	35,012	644,691
Korea Electric Terminal Co. Ltd.	47,296	2,097,735
Sensata Technologies, Inc. PLC	37,746	1,919,384
Servotronics, Inc. (a)(b)	11,777	132,318
Vitzrocell Co. Ltd.	12,100	158,979
		34,724,236
Industrial Conglomerates - 0.3%
DCC PLC (United Kingdom)	171,615	9,745,170
Mytilineos SA	5,060	130,373
Nolato AB (B Shares)	13,800	83,136
Reunert Ltd.	108,346	356,421
		10,315,100
Machinery - 1.9%
Aalberts Industries NV	517,471	24,331,092
Allison Transmission Holdings, Inc.	34,375	1,549,625
ASL Marine Holdings Ltd. (a)	3,864,598	130,526
Beijer Alma AB (B Shares)	2,615	51,762
Crane Holdings Co.	98,082	11,368,685
Daiwa Industries Ltd.	92,407	860,401
ESAB Corp.	37,734	2,181,403
Estic Corp.	40,605	302,711
Haitian International Holdings Ltd.	727,941	2,234,018
Hosokawa Micron Corp.	11,910	254,001
Hurco Companies, Inc.	11,131	313,894
Hy-Lok Corp.	11,000	196,253
Hyster-Yale Materials Handling, Inc. Class A	55,844	1,811,021
Ihara Science Corp.	99,625	1,766,849
JOST Werke AG (d)	8,268	478,191
Kyowakogyosyo Co. Ltd.	3,392	106,356
Luxfer Holdings PLC sponsored	18,265	302,286
Maruzen Co. Ltd.	118,352	1,649,162
Mincon Group PLC	176,085	218,231
Mitsui Engineering & Shipbuilding Co. (a)	326,024	1,014,670
Nadex Co. Ltd.	76,907	507,411
Nippon Dry-Chemical Co. Ltd.	8,313	96,272
Oshkosh Corp.	2,602	262,230
Park-Ohio Holdings Corp.	81,532	1,080,299
Proto Labs, Inc. (a)	15,283	467,660
Semperit AG Holding (b)	46,243	1,133,658
Shinwa Co. Ltd.	10,735	175,108
SIMPAC, Inc.	127,420	542,366
Stabilus Se	2,505	172,113
Takamatsu Machinery Co. Ltd.	35,855	151,758
Takeuchi Manufacturing Co. Ltd.	49,032	1,085,199
TK Group Holdings Ltd.	808,734	166,744
Tocalo Co. Ltd.	234,776	2,249,025
Trinity Industrial Corp.	79,305	405,181
Yamada Corp.	6,854	145,056
		59,761,217
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	10,594	606,824
Genco Shipping & Trading Ltd.	12,150	220,401
Japan Transcity Corp.	10,180	42,011
Tokyo Kisen Co. Ltd.	59,262	216,970
		1,086,206
Professional Services - 0.9%
ABIST Co. Ltd.	1,047	23,788
Altech Corp.	36,064	619,912
Artner Co. Ltd.	24,705	189,956
ASGN, Inc. (a)	5,573	506,864
Barrett Business Services, Inc.	5,499	546,491
CACI International, Inc. Class A (a)	32,788	10,101,655
Career Design Center Co. Ltd.	33,737	382,591
Careerlink Co. Ltd.	4,593	93,015
Creek & River Co. Ltd.	1,667	28,123
Dip Corp.	5,087	150,984
en japan, Inc.	27,090	515,761
FTI Consulting, Inc. (a)	211	33,659
Gakujo Co. Ltd.	29,780	321,251
Hito Communications Holdings, Inc.	19,036	238,640
HRnetgroup Ltd.	2,820	1,741
JAC Recruitment Co. Ltd.	10,869	197,537
Kelly Services, Inc. Class A (non-vtg.)	45,874	830,319
McMillan Shakespeare Ltd.	152,649	1,528,290
Open Up Group, Inc.	10,700	157,831
Outsourcing, Inc.	37,855	294,179
Persol Holdings Co. Ltd.	19,987	438,225
Quick Co. Ltd.	113,022	1,774,291
Robert Half International, Inc.	1,010	84,800
SaraminHR Co. Ltd.	9,700	234,233
Science Applications International Corp.	18,501	1,920,034
SHL-JAPAN Ltd.	20,209	417,537
Synergie SA	12,889	468,010
TrueBlue, Inc. (a)	34,761	682,358
WDB Holdings Co. Ltd.	69,869	1,156,174
Will Group, Inc.	111,681	1,054,902
World Holdings Co. Ltd.	142,833	2,861,964
		27,855,115
Road & Rail - 0.8%
Alps Logistics Co. Ltd.	246,738	2,283,656
Chilled & Frozen Logistics Holdings Co. Ltd.	85,998	823,582
Daqin Railway Co. Ltd. (A Shares)	3,350,846	3,327,947
Hamakyorex Co. Ltd.	135,910	3,403,562
NANSO Transport Co. Ltd.	12,717	123,020
Sakai Moving Service Co. Ltd.	121,018	4,184,896
SENKO Co. Ltd.	54,428	420,992
Stef SA	20,717	2,180,177
Trancom Co. Ltd.	62,615	3,587,671
Universal Logistics Holdings, Inc.	135,627	4,871,722
		25,207,225
Trading Companies & Distributors - 1.8%
AddTech AB (B Shares)	2,562	40,766
Alconix Corp.	258,234	2,768,912
Alligo AB (B Shares)	910	7,753
Beacon Roofing Supply, Inc. (a)	4,930	280,418
Chori Co. Ltd.	154,820	2,824,847
Ferguson PLC	71,620	10,194,391
Goodfellow, Inc.	55,242	612,393
Green Cross Co. Ltd.	50,641	400,511
Hanwa Co. Ltd.	11,233	357,671
Itochu Corp.	438,092	14,159,938
Kamei Corp.	203,471	2,232,950
Lumax International Corp. Ltd.	148,200	351,696
Mitani Shoji Co. Ltd.	305,369	3,183,154
Narasaki Sangyo Co. Ltd.	7,075	111,710
Otec Corp.	8,907	146,609
Parker Corp.	167,419	688,787
Rasa Corp.	17,161	163,291
Richelieu Hardware Ltd.	75,927	2,258,037
Sanyo Trading Co. Ltd.	13,528	118,265
Senshu Electric Co. Ltd.	151,011	4,024,890
Tanaka Co. Ltd.	2,406	10,598
TECHNO ASSOCIE Co. Ltd.	21,625	205,408
Totech Corp.	97,806	2,747,601
Univar Solutions, Inc. (a)	248,510	8,568,625
Yamazen Co. Ltd.	14,213	116,420
Yuasa Trading Co. Ltd.	39,730	1,132,114
		57,707,755
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	1,557,376	1,420,292
Daito Koun Co. Ltd.	2,015	11,127
Isewan Terminal Service Co. Ltd.	150,292	809,959
Meiko Transportation Co. Ltd.	86,949	782,100
Qingdao Port International Co. Ltd. (H Shares) (d)	2,095,414	1,041,169
		4,064,647
TOTAL INDUSTRIALS		275,767,418
INFORMATION TECHNOLOGY - 12.8%
Electronic Equipment & Components - 4.8%
A&D Holon Holdings Co. Ltd.	64,072	524,665
Advanced Energy Industries, Inc.	18,436	1,709,755
Alviva Holdings Ltd.	736,040	1,170,473
CDW Corp.	65,403	12,820,950
Climb Global Solutions, Inc.	30,048	1,138,218
Daido Signal Co. Ltd.	5,861	18,959
Daiwabo Holdings Co. Ltd.	87,955	1,331,280
Dexerials Corp.	23,200	495,921
Elematec Corp.	230,509	2,922,994
ePlus, Inc. (a)	2,654	132,116
FLEXium Interconnect, Inc.	64,700	216,579
Hagiwara Electric Holdings Co. Ltd.	25,650	510,693
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,515,900	15,046,298
IDIS Holdings Co. Ltd.	70,389	786,541
Insight Enterprises, Inc. (a)	40,461	4,560,764
Jabil, Inc.	132,543	10,421,856
Kingboard Chemical Holdings Ltd.	7,554,283	30,858,025
Kitron ASA	76,205	202,697
Makus, Inc.	69,400	510,537
Methode Electronics, Inc. Class A (b)	116,210	5,547,865
Nihon Denkei Co. Ltd.	6,133	77,657
Nippo Ltd.	69,299	390,940
PAX Global Technology Ltd.	4,896,978	4,628,385
Redington (India) Ltd.	4,178,922	9,512,970
SAMT Co. Ltd.	8,500	18,702
ScanSource, Inc. (a)	30,808	1,014,507
Shibaura Electronics Co. Ltd.	40,684	1,631,585
Simplo Technology Co. Ltd.	735,000	7,275,281
Sunny Optical Technology Group Co. Ltd.	10,909	147,240
TD SYNNEX Corp.	254,341	25,980,933
Test Research, Inc.	16,000	34,027
Thinking Electronic Industries Co. Ltd.	498,900	2,499,898
Tomen Devices Corp.	46,181	2,175,080
Tripod Technology Corp.	137,000	452,840
VSTECS Holdings Ltd.	10,005,771	6,260,433
		153,027,664
IT Services - 4.3%
ALTEN	13,009	1,989,883
Amdocs Ltd.	298,725	27,461,789
Argo Graphics, Inc.	80,151	2,506,442
Asahi Intelligence Service Co.	3,651	33,074
Avant Group Corp.	24,873	276,973
CDS Co. Ltd.	54,439	762,548
Cielo SA	11,300	11,152
Cognizant Technology Solutions Corp. Class A	108,713	7,256,593
Concentrix Corp.	221,573	31,421,267
CSE Global Ltd.	3,672,202	1,050,652
Densan System Holdings Co. Ltd.	4,464	74,663
Dimerco Data System Corp.	87,318	209,434
DTS Corp.	40,409	991,075
E-Credible Co. Ltd.	27,075	361,648
E-Guardian, Inc.	11,360	239,284
eClerx Services Ltd.	12,874	229,598
Enea AB (a)	860	7,278
EOH Holdings Ltd. (a)(b)	547,490	51,603
EOH Holdings Ltd. rights 2/10/23 (a)	1,242,802	19,285
Estore Corp. (b)	17,944	201,841
ExlService Holdings, Inc. (a)	18,191	3,103,385
FleetCor Technologies, Inc. (a)	4,107	857,583
Gabia, Inc.	97,100	990,173
Genpact Ltd.	325,887	15,407,937
Himacs Ltd.	2,928	32,985
IFIS Japan Ltd.	19,714	91,875
Indra Sistemas SA	1,239,798	15,095,880
Information Planning Co.	12,860	296,252
Jfe Systems, Inc.	2,571	50,114
Know IT AB	40,859	797,051
KPS AG	1,864	8,045
Maximus, Inc.	7,862	588,471
Metaage Corp.	174,000	196,044
Neurones	603	25,763
Nice Information & Telecom, Inc.	46,280	1,001,023
Pole To Win Holdings, Inc.	26,378	177,685
Proact IT Group AB	454	3,820
Societe Pour L'Informatique Industrielle SA	148,819	7,757,762
Softcat PLC	617	9,174
Softcreate Co. Ltd.	64,387	1,639,579
Sopra Steria Group	9,200	1,524,271
SS&C Technologies Holdings, Inc.	603	36,391
TDC Soft, Inc.	59,311	735,232
The Western Union Co.	762,545	10,805,263
Verra Mobility Corp. (a)	100,362	1,548,586
		137,936,426
Semiconductors & Semiconductor Equipment - 1.4%
ASMPT Ltd.	27,353	225,926
FormFactor, Inc. (a)	8,491	238,937
Japan Material Co. Ltd.	9,644	180,878
Machvision, Inc.	22,000	109,029
Melexis NV	10,767	1,141,271
Micron Technology, Inc.	180,843	10,904,833
MKS Instruments, Inc.	134,358	13,747,511
Novatek Microelectronics Corp.	10,000	118,976
Parade Technologies Ltd.	32,000	988,702
Powertech Technology, Inc.	1,081,000	3,018,866
Renesas Electronics Corp. (a)	60,553	622,854
Skyworks Solutions, Inc.	15,743	1,726,535
Synaptics, Inc. (a)	5,213	651,781
Systems Technology, Inc.	24,400	254,358
Taiwan Semiconductor Manufacturing Co. Ltd.	420,000	7,405,242
Topco Scientific Co. Ltd.	876,700	4,955,304
		46,291,003
Software - 0.7%
ANSYS, Inc. (a)	50,959	13,573,439
Check Point Software Technologies Ltd. (a)	499	63,473
Cresco Ltd.	70,935	999,800
Cvent Holding Corp. (a)	503	4,059
Enghouse Systems Ltd.	2,510	74,571
Focus Systems Corp.	5,895	48,386
Fukui Computer Holdings, Inc.	21,618	498,530
Hecto Innovation Co. Ltd.	71,300	818,444
InfoVine Co. Ltd.	628	11,692
Justsystems Corp.	10,900	271,462
KSK Co., Ltd.	52,703	924,506
NetGem SA	48,207	59,745
Nsw, Inc.	19,120	303,986
Open Text Corp.	2,106	70,641
Pro-Ship, Inc.	60,969	702,724
SPS Commerce, Inc. (a)	3,539	481,587
System Information Co. Ltd.	21,200	138,214
System Research Co. Ltd.	14,017	237,679
VMware, Inc. Class A (a)	27,157	3,325,918
		22,608,856
Technology Hardware, Storage & Peripherals - 1.6%
Chenbro Micom Co. Ltd.	80,000	230,445
Dell Technologies, Inc.	12,475	506,735
Elecom Co. Ltd.	59,824	627,964
MCJ Co. Ltd.	291,127	2,264,446
Samsung Electronics Co. Ltd.	210,170	10,455,846
Seagate Technology Holdings PLC	500,294	33,909,927
Super Micro Computer, Inc. (a)	44,534	3,221,144
TSC Auto ID Technology Corp.	251,000	1,661,812
		52,878,319
TOTAL INFORMATION TECHNOLOGY		412,742,268
MATERIALS - 5.4%
Chemicals - 3.1%
AdvanSix, Inc.	25,284	1,093,280
Birla Carbon Thailand PCL (For. Reg.)	1,200,555	2,143,619
C. Uyemura & Co. Ltd.	81,527	4,163,084
Celanese Corp. Class A	5,451	671,563
CF Industries Holdings, Inc.	6,600	559,020
Chase Corp.	56,007	5,285,941
Daishin-Chemical Co. Ltd.	27,211	249,847
EcoGreen International Group Ltd. (a)(c)	5,230,540	1,013,936
Element Solutions, Inc.	5,209	106,680
FMC Corp.	107,326	14,288,310
Fujikura Kasei Co., Ltd.	195,486	652,060
Gujarat Narmada Valley Fertilizers Co.	194,742	1,316,057
Gujarat State Fertilizers & Chemicals Ltd.	1,513,287	2,410,032
HEXPOL AB (B Shares)	805	8,668
Huntsman Corp.	317,905	10,074,409
Hyundai HCN	215,675	480,104
Ingevity Corp. (a)	7,049	581,120
Insecticides (India) Ltd.	5,700	42,807
Jcu Corp.	38,737	960,544
K+S AG	97,774	2,334,238
KPX Holdings Corp.	6,945	309,634
LyondellBasell Industries NV Class A	155,514	15,036,649
Miwon Chemicals Co. Ltd.	3,900	207,320
Miwon Commercial Co. Ltd.	2,800	376,329
Muto Seiko Co. Ltd.	21,737	131,344
Scientex Bhd	9,800	8,125
SK Kaken Co. Ltd.	6,007	2,010,567
Soken Chemical & Engineer Co. Ltd.	55,340	743,052
Soulbrain Co. Ltd.	3,052	582,052
T&K Toka Co. Ltd.	119,448	1,161,246
Thai Rayon PCL (For. Reg.) (a)	312,905	453,158
The Mosaic Co.	383,746	19,010,777
Trinseo PLC	5,500	152,625
Tronox Holdings PLC	114,084	1,956,541
Valvoline, Inc.	8,953	328,217
Yara International ASA	184,445	8,167,497
Yip's Chemical Holdings Ltd.	2,914,746	1,239,510
		100,309,962
Construction Materials - 0.2%
Buzzi Unicem SpA	43,462	975,234
Eagle Materials, Inc.	6,026	880,278
Mitani Sekisan Co. Ltd.	101,644	3,321,020
RHI Magnesita NV	8,711	288,889
Vertex Corp.	3,053	32,187
West China Cement Ltd.	521,480	63,931
Wienerberger AG	8,075	241,415
		5,802,954
Containers & Packaging - 0.3%
Chuoh Pack Industry Co. Ltd.	40,695	342,483
Kohsoku Corp.	163,391	2,369,299
Mayr-Melnhof Karton AG	3,466	579,528
O-I Glass, Inc. (a)	21,200	408,100
Packaging Corp. of America	7,575	1,080,953
Silgan Holdings, Inc.	27,814	1,498,896
The Pack Corp.	139,617	2,791,118
		9,070,377
Metals & Mining - 1.3%
Boliden AB	16,350	730,916
Chubu Steel Plate Co. Ltd. (b)	64,986	870,246
CI Resources Ltd. (c)	44,533	39,292
CK-SAN-ETSU Co. Ltd.	3,962	131,391
Cleveland-Cliffs, Inc. (a)	1,096,276	23,405,493
Commercial Metals Co.	6,800	369,036
Gatos Silver, Inc. (a)	230	1,187
Granges AB	33,603	280,196
Hill & Smith Holdings PLC	54,612	848,338
Mount Gibson Iron Ltd. (a)	3,163,289	1,344,649
Pacific Metals Co. Ltd.	67,854	1,047,597
Perenti Ltd. (a)	1,399,513	1,243,489
Sandfire Resources NL	543,066	2,420,219
Teck Resources Ltd. Class B (sub. vtg.)	54,288	2,348,515
Tohoku Steel Co. Ltd.	46,073	645,647
Tokyo Tekko Co. Ltd.	80,148	1,046,110
Warrior Metropolitan Coal, Inc.	174,788	6,620,969
Webco Industries, Inc. (a)	786	139,515
		43,532,805
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	226,618	8,246,848
Sylvamo Corp.	151,578	7,204,502
Western Forest Products, Inc.	140,858	150,328
		15,601,678
TOTAL MATERIALS		174,317,776
REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Anabuki Kosan, Inc.	19,763	315,521
Business One Holdings, Inc.	1,380	6,212
Century21 Real Estate Japan Ltd.	6,354	49,810
Daito Trust Construction Co. Ltd.	57,114	5,643,926
Jones Lang LaSalle, Inc. (a)	28,912	5,344,961
LSL Property Services PLC	122,883	399,950
Relo Group, Inc.	20,967	355,315
Selvaag Bolig ASA	53,953	174,049
Servcorp Ltd.	91,794	202,590
Tejon Ranch Co. (a)	52,583	1,052,712
Vonovia SE	951	26,864
		13,571,910
UTILITIES - 1.4%
Electric Utilities - 1.2%
PG&E Corp. (a)	2,513,599	39,966,224
Power Grid Corp. of India Ltd.	4,300	11,435
Southern Co.	6,000	406,080
		40,383,739
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	434,698	1,828,009
GAIL India Ltd.	539,843	630,988
		2,458,997
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	3,356,700	2,806,603
Vistra Corp.	18,300	421,998
		3,228,601
TOTAL UTILITIES		46,071,337
TOTAL COMMON STOCKS (Cost $2,445,031,498)		3,049,564,219

Nonconvertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (c)(f) (Cost $0)	388,666	0

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	149,773,256	149,803,210
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	32,343,828	32,347,063
TOTAL MONEY MARKET FUNDS (Cost $182,150,272)		182,150,273

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,627,181,770)	3,231,714,492
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(16,675,668)
NET ASSETS - 100.0%	3,215,038,824

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,816,167 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Non-income producing - Security is in default.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	229,608,615	368,379,878	448,185,283	4,380,092	-	-	149,803,210	0.3%
Fidelity Securities Lending Cash Central Fund 4.38%	22,594,633	81,162,044	71,409,614	20,950	-	-	32,347,063	0.1%
Total	252,203,248	449,541,922	519,594,897	4,401,042	-	-	182,150,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	31,846,413	20,559,713	11,286,700	-
Consumer Discretionary	587,494,125	517,913,371	69,395,153	185,601
Consumer Staples	352,229,521	264,451,574	86,915,802	862,145
Energy	351,292,481	319,165,827	32,118,634	8,020
Financials	338,630,311	310,411,042	28,219,269	-
Health Care	465,600,659	409,075,751	56,524,908	-
Industrials	275,767,418	168,177,672	107,589,746	-
Information Technology	412,742,268	274,190,473	138,551,795	-
Materials	174,317,776	135,954,671	37,309,877	1,053,228
Real Estate	13,571,910	6,971,672	6,600,238	-
Utilities	46,071,337	40,794,302	5,277,035	-

Corporate Bonds	-	-	-	-

Money Market Funds	182,150,273	182,150,273	-	-
Total Investments in Securities:	3,231,714,492	2,649,816,341	579,789,157	2,108,994
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,829,616) - See accompanying schedule:
Unaffiliated issuers (cost $2,445,031,498)	$3,049,564,219
Fidelity Central Funds (cost $182,150,272)	182,150,273

Total Investment in Securities (cost $2,627,181,770)		$3,231,714,492
Cash		10,694
Foreign currency held at value (cost $4,219,950)		4,219,816
Receivable for investments sold		20,852,769
Receivable for fund shares sold		4,633,450
Dividends receivable		3,177,414
Distributions receivable from Fidelity Central Funds		777,105
Other receivables		126,791
Total assets		3,265,512,531
Liabilities
Payable for investments purchased	$12,162,809
Payable for fund shares redeemed	3,384,027
Accrued management fee	1,300,297
Other payables and accrued expenses	1,280,920
Collateral on securities loaned	32,345,654
Total Liabilities		50,473,707
Net Assets		$3,215,038,824
Net Assets consist of:
Paid in capital		$2,610,004,930
Total accumulated earnings (loss)		605,033,894
Net Assets		$3,215,038,824
Net Asset Value , offering price and redemption price per share ($3,215,038,824 ÷ 217,392,828 shares)		$14.79
Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$32,845,406
Income from Fidelity Central Funds (including $20,950 from security lending)		4,401,042
Income before foreign taxes withheld		$37,246,448
Less foreign taxes withheld		(1,906,658)
Total Income		35,339,790
Expenses
Management fee	$7,304,739
Independent trustees' fees and expenses	5,000
Total expenses before reductions	7,309,739
Expense reductions	(553)
Total expenses after reductions		7,309,186
Net Investment income (loss)		28,030,604
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $332,143)	5,481,594
Foreign currency transactions	117,405
Total net realized gain (loss)		5,598,999
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $220,588)	204,298,086
Assets and liabilities in foreign currencies	91,439
Total change in net unrealized appreciation (depreciation)		204,389,525
Net gain (loss)		209,988,524
Net increase (decrease) in net assets resulting from operations		$238,019,128
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,030,604	$46,920,261
Net realized gain (loss)	5,598,999	74,276,978
Change in net unrealized appreciation (depreciation)	204,389,525	(216,742,879)
Net increase (decrease) in net assets resulting from operations	238,019,128	(95,545,640)
Distributions to shareholders	(100,231,372)	(154,968,654)
Share transactions
Proceeds from sales of shares	362,616,163	911,723,878
Reinvestment of distributions	100,231,372	154,968,654
Cost of shares redeemed	(240,906,624)	(897,913,232)
Net increase (decrease) in net assets resulting from share transactions	221,940,911	168,779,300
Total increase (decrease) in net assets	359,728,667	(81,734,994)

Net Assets
Beginning of period	2,855,310,157	2,937,045,151
End of period	$3,215,038,824	$2,855,310,157

Other Information
Shares
Sold	26,145,879	61,872,312
Issued in reinvestment of distributions	7,285,754	10,370,110
Redeemed	(17,441,887)	(60,141,009)
Net increase (decrease)	15,989,746	12,101,413

Financial Highlights
Fidelity® Low-Priced Stock K6 Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.18	$15.52	$10.82	$11.19	$11.52	$10.23
Income from Investment Operations
Net investment income (loss) A,B	.13	.24	.17	.20	.20	.17
Net realized and unrealized gain (loss)	.97	(.76)	4.72	(.27)	(.29)	1.19
Total from investment operations	1.10	(.52)	4.89	(.07)	(.09)	1.36
Distributions from net investment income	(.22)	(.20)	(.19)	(.22)	(.17)	(.06)
Distributions from net realized gain	(.27)	(.63)	-	(.08)	(.06)	(.01)
Total distributions	(.49)	(.82) C	(.19)	(.30)	(.24) C	(.07)
Net asset value, end of period	$14.79	$14.18	$15.52	$10.82	$11.19	$11.52
Total Return D,E	8.02%	(3.56)%	45.81%	(.74)%	(.73)%	13.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.92% H	1.63%	1.23%	1.86%	1.85%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$3,215,039	$2,855,310	$2,937,045	$1,861,492	$1,923,317	$2,092,759
Portfolio turnover rate I,J	26% H	25%	27%	21%	20%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$777,176,924
Gross unrealized depreciation	(175,474,152)
Net unrealized appreciation (depreciation)	$601,702,772
Tax cost	$2,630,011,720

The Fund elected to defer to its next fiscal year $8,326,260 of capital losses recognized during the period November 1, 2021 to July 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock K6 Fund	538,914,789	340,027,933

Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	1,850,424	25,315,310

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	19,440,680	278,707,902

5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Low-Priced Stock K6 Fund	$8,153

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Low-Priced Stock K6 Fund	87,459,606	7,451,631	921,142

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Low-Priced Stock K6 Fund	$2,228	$19	$28,508

8. Expense Reductions.
Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $482 and $71, respectively.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Low-Priced Stock K6 Fund	.50%
Actual		$ 1,000	$ 1,080.20	$ 2.62
Hypothetical- B		$ 1,000	$ 1,022.68	$ 2.55

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883998.105
LPSK6-SANN-0423
Fidelity® Value Discovery Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	4.9
Berkshire Hathaway, Inc. Class B	4.7
JPMorgan Chase & Co.	2.8
Comcast Corp. Class A	2.7
Cigna Corp.	2.7
Bristol-Myers Squibb Co.	2.4
Chubb Ltd.	2.4
PG&E Corp.	2.4
Centene Corp.	2.3
UnitedHealth Group, Inc.	2.1
29.4

Market Sectors (% of Fund's net assets)

Financials	23.0
Health Care	19.0
Utilities	9.4
Energy	9.4
Industrials	9.1
Information Technology	7.3
Consumer Staples	7.2
Communication Services	6.1
Consumer Discretionary	4.1
Materials	3.4
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 16.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.1%
Entertainment - 1.5%
Activision Blizzard, Inc.	576,170	44,117,337
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (a)	586,722	57,991,602
Media - 2.7%
Comcast Corp. Class A	2,121,973	83,499,638
TOTAL COMMUNICATION SERVICES		185,608,577
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 1.5%
H&R Block, Inc.	1,120,374	43,672,179
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	259,458	12,843,171
Multiline Retail - 1.3%
Dollar General Corp.	173,155	40,449,008
Specialty Retail - 0.9%
Ross Stores, Inc.	240,722	28,450,933
TOTAL CONSUMER DISCRETIONARY		125,415,291
CONSUMER STAPLES - 7.2%
Beverages - 0.6%
Coca-Cola European Partners PLC	357,523	20,099,943
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	620,574	23,662,487
Food Products - 2.5%
Mondelez International, Inc.	820,503	53,693,716
Tyson Foods, Inc. Class A	339,613	22,329,555
		76,023,271
Household Products - 3.0%
Procter & Gamble Co.	270,548	38,520,624
Reckitt Benckiser Group PLC	269,971	19,238,388
Spectrum Brands Holdings, Inc.	242,723	16,476,037
The Clorox Co. (b)	110,095	15,929,646
		90,164,695
Personal Products - 0.3%
Unilever PLC sponsored ADR	193,434	9,884,477
TOTAL CONSUMER STAPLES		219,834,873
ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Antero Resources Corp. (a)	287,100	8,279,964
ConocoPhillips Co.	387,658	47,243,880
Equinor ASA sponsored ADR	668,537	20,343,581
Exxon Mobil Corp.	1,297,750	150,551,977
Occidental Petroleum Corp.	400,665	25,959,085
Ovintiv, Inc.	322,646	15,883,863
Parex Resources, Inc.	1,026,141	17,468,035
		285,730,385
FINANCIALS - 23.0%
Banks - 8.7%
Bank of America Corp.	1,769,101	62,767,703
Cullen/Frost Bankers, Inc.	67,645	8,812,791
JPMorgan Chase & Co.	602,382	84,309,385
M&T Bank Corp.	211,231	32,952,036
PNC Financial Services Group, Inc.	209,126	34,595,714
Wells Fargo & Co.	894,253	41,913,638
		265,351,267
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	132,185	22,833,637
BlackRock, Inc. Class A	69,558	52,809,129
Invesco Ltd. (b)	323,793	5,993,408
Northern Trust Corp.	189,839	18,408,688
		100,044,862
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	458,399	142,800,456
Insurance - 5.9%
Chubb Ltd.	318,292	72,408,247
The Travelers Companies, Inc.	327,859	62,660,412
Willis Towers Watson PLC	167,060	42,464,981
		177,533,640
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	325,600	3,776,960
Annaly Capital Management, Inc.	159,200	3,736,424
MFA Financial, Inc.	338,600	4,025,954
		11,539,338
TOTAL FINANCIALS		697,269,563
HEALTH CARE - 19.0%
Biotechnology - 2.5%
Regeneron Pharmaceuticals, Inc. (a)	52,056	39,482,914
Vertex Pharmaceuticals, Inc. (a)	108,908	35,188,175
		74,671,089
Health Care Providers & Services - 10.0%
Centene Corp. (a)	908,040	69,228,970
Cigna Corp.	261,404	82,778,805
Elevance Health, Inc.	92,710	46,354,073
Humana, Inc.	78,634	40,237,018
UnitedHealth Group, Inc.	129,260	64,525,299
		303,124,165
Pharmaceuticals - 6.5%
AstraZeneca PLC sponsored ADR	640,692	41,882,036
Bristol-Myers Squibb Co.	1,009,837	73,364,658
Roche Holding AG (participation certificate)	126,918	39,620,043
Sanofi SA sponsored ADR	901,192	44,284,575
		199,151,312
TOTAL HEALTH CARE		576,946,566
INDUSTRIALS - 9.1%
Aerospace & Defense - 4.7%
Airbus Group NV	77,063	9,661,071
L3Harris Technologies, Inc.	114,603	24,619,016
Lockheed Martin Corp.	59,549	27,586,670
Northrop Grumman Corp.	93,809	42,030,184
The Boeing Co. (a)	180,453	38,436,489
		142,333,430
Air Freight & Logistics - 0.2%
Deutsche Post AG	146,224	6,295,921
Electrical Equipment - 1.2%
Eaton Corp. PLC	38,800	6,293,748
Regal Rexnord Corp.	203,768	28,364,506
		34,658,254
Industrial Conglomerates - 0.6%
Siemens AG	121,835	19,031,270
Machinery - 2.4%
Crane Holdings Co.	42,000	4,868,220
ITT, Inc.	84,041	7,697,315
Oshkosh Corp.	305,429	30,781,135
Parker Hannifin Corp.	20,800	6,780,800
Pentair PLC	320,526	17,750,730
Stanley Black & Decker, Inc. (b)	59,684	5,330,378
		73,208,578
TOTAL INDUSTRIALS		275,527,453
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	886,331	43,137,730
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	64,028	8,141,160
IT Services - 2.7%
Amdocs Ltd.	339,487	31,209,040
Capgemini SA	62,937	11,898,579
Cognizant Technology Solutions Corp. Class A	328,677	21,939,190
Maximus, Inc.	224,715	16,819,918
		81,866,727
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	32,019	5,901,422
Software - 1.5%
Aspen Technology, Inc. (a)	51,101	10,156,324
Gen Digital, Inc.	1,053,925	24,250,814
Open Text Corp.	365,895	12,275,777
		46,682,915
TOTAL INFORMATION TECHNOLOGY		185,729,954
MATERIALS - 3.4%
Chemicals - 2.3%
DuPont de Nemours, Inc.	636,651	47,080,341
International Flavors & Fragrances, Inc.	159,944	17,987,302
The Scotts Miracle-Gro Co. Class A (b)	48,000	3,465,120
		68,532,763
Metals & Mining - 1.1%
Lundin Mining Corp.	2,938,919	22,242,617
Newmont Corp.	213,408	11,295,685
		33,538,302
TOTAL MATERIALS		102,071,065
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	221,094	18,905,748
UTILITIES - 9.4%
Electric Utilities - 7.7%
Constellation Energy Corp.	444,907	37,977,262
Duke Energy Corp.	97,563	9,995,329
Edison International	88,800	6,118,320
Evergy, Inc.	469,107	29,389,554
Exelon Corp.	252,031	10,633,188
NextEra Energy, Inc.	281,036	20,973,717
PG&E Corp. (a)	4,551,515	72,369,089
Portland General Electric Co. (b)	330,090	15,705,682
Southern Co.	449,353	30,412,211
		233,574,352
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	716,337	19,634,797
Multi-Utilities - 1.1%
Dominion Energy, Inc.	519,945	33,089,300
TOTAL UTILITIES		286,298,449
TOTAL COMMON STOCKS (Cost $2,251,593,280)		2,959,337,924

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd. (Cost $33,921,909)	825,020	36,976,846

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	42,569,038	42,577,551
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	26,279,122	26,281,750
TOTAL MONEY MARKET FUNDS (Cost $68,859,301)		68,859,301

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,354,374,490)	3,065,174,071
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(26,290,624)
NET ASSETS - 100.0%	3,038,883,447

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	83,928,877	224,383,046	265,734,372	711,108	-	-	42,577,551	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	-	174,120,216	147,838,466	12,286	-	-	26,281,750	0.1%
Total	83,928,877	398,503,262	413,572,838	723,394	-	-	68,859,301

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	185,608,577	185,608,577	-	-
Consumer Discretionary	125,415,291	125,415,291	-	-
Consumer Staples	219,834,873	200,596,485	19,238,388	-
Energy	285,730,385	285,730,385	-	-
Financials	697,269,563	697,269,563	-	-
Health Care	576,946,566	537,326,523	39,620,043	-
Industrials	275,527,453	240,539,191	34,988,262	-
Information Technology	222,706,800	185,729,954	36,976,846	-
Materials	102,071,065	102,071,065	-	-
Real Estate	18,905,748	18,905,748	-	-
Utilities	286,298,449	286,298,449	-	-

Money Market Funds	68,859,301	68,859,301	-	-
Total Investments in Securities:	3,065,174,071	2,934,350,532	130,823,539	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,446,277) - See accompanying schedule:
Unaffiliated issuers (cost $2,285,515,189)	$2,996,314,770
Fidelity Central Funds (cost $68,859,301)	68,859,301

Total Investment in Securities (cost $2,354,374,490)		$3,065,174,071
Foreign currency held at value (cost $1,242)		1,281
Receivable for fund shares sold		1,967,074
Dividends receivable		2,940,836
Distributions receivable from Fidelity Central Funds		182,592
Prepaid expenses		2,801
Total assets		3,070,268,655
Liabilities
Payable for investments purchased	$1,204,401
Payable for fund shares redeemed	1,688,195
Accrued management fee	1,768,617
Other affiliated payables	394,298
Other payables and accrued expenses	47,947
Collateral on securities loaned	26,281,750
Total Liabilities		31,385,208
Net Assets		$3,038,883,447
Net Assets consist of:
Paid in capital		$2,341,599,766
Total accumulated earnings (loss)		697,283,681
Net Assets		$3,038,883,447

Net Asset Value and Maximum Offering Price
Value Discovery :
Net Asset Value , offering price and redemption price per share ($2,985,169,491 ÷ 82,530,261 shares)		$36.17
Class K :
Net Asset Value , offering price and redemption price per share ($53,713,956 ÷ 1,484,429 shares)		$36.18

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$27,528,504
Income from Fidelity Central Funds (including $12,286 from security lending)		723,394
Total Income		28,251,898
Expenses
Management fee
Basic fee	$7,614,485
Performance adjustment	2,634,849
Transfer agent fees	1,928,601
Accounting fees	375,063
Custodian fees and expenses	52,167
Independent trustees' fees and expenses	5,028
Registration fees	94,804
Audit	29,963
Legal	3,494
Miscellaneous	9,178
Total expenses before reductions	12,747,632
Expense reductions	(54,978)
Total expenses after reductions		12,692,654
Net Investment income (loss)		15,559,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,828,511
Redemptions in-kind	166,586
Foreign currency transactions	5,191
Total net realized gain (loss)		2,000,288
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	126,988,809
Assets and liabilities in foreign currencies	54,457
Total change in net unrealized appreciation (depreciation)		127,043,266
Net gain (loss)		129,043,554
Net increase (decrease) in net assets resulting from operations		$144,602,798
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,559,244	$39,159,762
Net realized gain (loss)	2,000,288	198,289,828
Change in net unrealized appreciation (depreciation)	127,043,266	(252,646,452)
Net increase (decrease) in net assets resulting from operations	144,602,798	(15,196,862)
Distributions to shareholders	(133,719,223)	(156,990,940)
Share transactions - net increase (decrease)	72,949,826	(152,690,805)
Total increase (decrease) in net assets	83,833,401	(324,878,607)

Net Assets
Beginning of period	2,955,050,046	3,279,928,653
End of period	$3,038,883,447	$2,955,050,046

Financial Highlights
Fidelity® Value Discovery Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.10	$37.95	$26.99	$28.85	$29.25	$28.10
Income from Investment Operations
Net investment income (loss) A,B	.19	.45	.40	.57 C	.54	.42
Net realized and unrealized gain (loss)	1.53	(.48)	10.98	(1.53)	.22	1.28
Total from investment operations	1.72	(.03)	11.38	(.96)	.76	1.70
Distributions from net investment income	(.44)	(.43)	(.42)	(.52)	(.57)	(.31)
Distributions from net realized gain	(1.21)	(1.40)	-	(.38)	(.59)	(.24)
Total distributions	(1.65)	(1.82) D	(.42)	(.90)	(1.16)	(.55)
Net asset value, end of period	$36.17	$36.10	$37.95	$26.99	$28.85	$29.25
Total Return E,F	4.99%	(.21)%	42.65%	(3.54)%	2.86%	6.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.88% I	.80%	.75%	.66%	.60%	.69%
Expenses net of fee waivers, if any	.88% I	.80%	.75%	.66%	.60%	.69%
Expenses net of all reductions	.88% I	.80%	.74%	.64%	.60%	.69%
Net investment income (loss)	1.08% I	1.20%	1.21%	2.07% C	1.95%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$2,985,169	$2,895,400	$3,192,073	$1,788,146	$2,400,695	$2,313,811
Portfolio turnover rate J	20% I,K	34% K	36%	70% K	48%	33% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Value Discovery Fund Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.13	$37.98	$27.01	$28.86	$29.28	$28.11
Income from Investment Operations
Net investment income (loss) A,B	.20	.49	.44	.60 C	.58	.46
Net realized and unrealized gain (loss)	1.54	(.48)	10.97	(1.52)	.20	1.28
Total from investment operations	1.74	.01	11.41	(.92)	.78	1.74
Distributions from net investment income	(.47)	(.46)	(.44)	(.55)	(.61)	(.33)
Distributions from net realized gain	(1.21)	(1.40)	-	(.38)	(.59)	(.24)
Total distributions	(1.69) D	(1.86)	(.44)	(.93)	(1.20)	(.57)
Net asset value, end of period	$36.18	$36.13	$37.98	$27.01	$28.86	$29.28
Total Return E,F	5.02%	(.12)%	42.76%	(3.40)%	2.93%	6.34%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.79% I	.70%	.65%	.56%	.49%	.57%
Expenses net of fee waivers, if any	.79% I	.70%	.65%	.56%	.49%	.57%
Expenses net of all reductions	.79% I	.70%	.65%	.54%	.48%	.56%
Net investment income (loss)	1.17% I	1.30%	1.30%	2.17% C	2.06%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$53,714	$59,650	$87,856	$37,275	$55,768	$67,335
Portfolio turnover rate J	20% I,K	34% K	36%	70% K	48%	33% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.84%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1 . Organization.
Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$767,950,012
Gross unrealized depreciation	(61,434,977)
Net unrealized appreciation (depreciation)	$706,515,035
Tax cost	$2,358,659,036
The Fund elected to defer to its next fiscal year approximately $12,580,038 of capital losses recognized during the period November 1,2021 to July 31, 2022.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery Fund	282,759,494	296,874,217

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Value Discovery Fund	18,602	166,586	596,372	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Value Discovery Fund	48,984	731,012	1,898,136	Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Value Discovery	$ 1,917,147.14
Class K	11,454.04
	$1,928,601
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Value Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Discovery Fund	$5,280

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Discovery Fund	7,232,215	15,239,273	2,016,273

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Value Discovery Fund	$3,984
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Value Discovery Fund	$1,301	$-	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $589.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $54,389.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Value Discovery Fund
Distributions to shareholders
Value Discovery	$ 131,037,906	$152,839,585
Class K	2,681,317	4,151,355
Total	$ 133,719,223	$ 156,990,940
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Value Discovery Fund
Value Discovery
Shares sold	12,731,593	25,869,888	$426,166,205	$956,993,939
Reinvestment of distributions	2,461,661	2,456,100	85,499,522	92,332,868
Shares redeemed	(12,861,836)	(32,232,149)	(432,890,360)	(1,176,807,903)
Net increase (decrease)	2,331,418	(3,906,161)	$78,775,367	$(127,481,096)
Class K
Shares sold	199,187	509,056	$6,969,692	$19,075,817
Reinvestment of distributions	77,184	110,335	2,681,317	4,151,355
Shares redeemed	(442,767)	(1,281,507)	(15,476,550)	(48,436,881)
Net increase (decrease)	(166,396)	(662,116)	$(5,825,541)	$(25,209,709)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Value Discovery Fund
Fidelity® Value Discovery Fund	.88%
Actual		$ 1,000	$ 1,049.90	$ 4.55
Hypothetical- B		$ 1,000	$ 1,020.77	$ 4.48
Class K	.79%
Actual		$ 1,000	$ 1,050.20	$ 4.08
Hypothetical- B		$ 1,000	$ 1,021.22	$ 4.02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.783113.120
FVD-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2023